                                                  united states
                                         securities and exchange commission
                                               washington, d.c. 20549

                                                     form n-csr

                      certified shareholder report of registered management
                                       investment companies

Investment Company Act file number  811-08228
                         Timothy Plan
                           (Exact name of registrant as specified in charter)

         1304 W. Fairbanks Ave.  Winter Park, FL                32789
         (Address of principal executive offices)             (Zip code)

Arthur Alley , Timothy Plan, 1304 W. Fairbanks Ave.  Winter Park, FL 32789
                           (Name and address of agent for service)

Registrant's telephone number, including area code: 407-644-1986

Date of fiscal year end:   12/31

Date of reporting period:  12/31/02

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

December 31, 2002



Dear Shareholder:

     While this may sound like deja vu (all over again as Yogi Berra would say), the sky is not falling - even though it may seem like it at times. We have now endured a nearly historic and almost unprecedented third consecutive year of negative market returns (although, thankfully, some of our equity funds were actually up in two of those three years.) The question at hand is: will we have a fourth such year in 2003?

     Although we are seeing some encouraging economic recovery signs, the two major negatives over-hanging the market at this writing are the seemingly inevitable war with Iraq and further potential terrorist attacks. While either or both of these could produce some short-term market damage, I firmly believe the underlying strength of our nation's capital markets will digest and overcome either or both of these concerns should they occur.

     If history means anything, and I believe it does, then the twelve months following the end of a bear market have almost always produced very strong positive returns. In all too many cases, those investors that finally lost heart and capitulated toward the end of bear markets of longer duration have stood on the sidelines and missed the recovery.

     I have said all that to say this: your Timothy Plan has some of the finest, proven and respected money managers in the industry serving as our sub-advisors and we have every confidence that we will fully participate in the recovery that we expect to follow this extraordinarily long and painful bear market.

     Once again, my admonition to you is simply this - hang in there, we believe you'll be glad you did.

Sincerely,



Arthur D. Ally,
President

Returns for the Year Ended December 31, 2002

---------------------------------------- ------------------ ------------- ---------------------------
Fund/Index                                   12 Months        5 Years        Average Annual Total
                                           Total Return       Average               Return
                                                               Annual          Since Inception
                                                                          Return
---------------------------------------- ------------------ ------------- ---------------------------
---------------------------------------- ------------------ ------------- ---------------------------
Timothy Small Cap Value Fund - Class A
(a) (With sales charge)                            -23.47%      -1.27%               3.46%
----------------------------------------
---------------------------------------- ------------------ ------------- ---------------------------
Russell 2000 Index (a)                             -20.48%      -1.36%               5.67%
---------------------------------------- ------------------ ------------- ---------------------------
---------------------------------------- ------------------ ------------- ---------------------------
Timothy Small Cap Value Fund - Class B
(b) (With CDSC)                                    -23.86%     -1.14%                3.41%
---------------------------------------- ------------------ ------------- ---------------------------
---------------------------------------- ------------------ ------------- ---------------------------
Russell 2000 Index (b)                             -20.48%     -1.36%                4.53%
---------------------------------------- ------------------ ------------- ---------------------------

     (a) For the period March 24, 1994 (commencement of investment in accordance with objective) to December 31, 2002.
     (b) For the period August 25, 1995 (commencement of investment in accordance with objective) to December 31, 2002.

                     Small A             Russell 2000

         3/24/94    9,478.67              10,000.00

        12/31/94    9,209.13              9,487.46

        12/31/95    9,939.16              12,186.72

        12/31/96    11,190.36             14,196.82

        12/31/97    13,579.37             17,371.71

        12/31/98    12,154.15             16,929.47

        12/31/99    13,683.18             20,528.10

        12/31/00    15,219.92             19,907.94

        12/31/01    16,690.72             20,402.82

        12/31/02    13,477.61             16,223.66

     The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Russell 2000 Index on March 24, 1994 and held through December 31, 2002. The Russell 2000 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.



                                Small B          Russell 2000

           8/25/95           10,000.00            10,000.00
          12/31/95            9,954.12            10,439.54
          12/31/96           11,147.06            12,161.45
          12/31/97           13,431.85            14,881.16
          12/31/98           11,930.73            14,502.33
          12/31/99           13,246.45            17,585.03
          12/31/00           14,686.39            17,053.78
          12/31/01           15,973.72            17,477.72
          12/31/02           12,802.30            13,897.71


     The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the Russell 2000 Index on August 25, 1995 and held through December 31, 2002. The Russell 2000 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.

Returns for the Year Ended December 31, 2002

-------------------------------------------- ------------------ -----------------------------
Fund/Index                                       12 Months      Average Annual Total Return
                                               Total Return           Since Inception
-------------------------------------------- ------------------ -----------------------------
-------------------------------------------- ------------------ -----------------------------
Timothy Large/Mid- Cap Value Fund -
Class A (e)(With sales charge)                         -20.30%             -3.81%
--------------------------------------------
-------------------------------------------- ------------------ -----------------------------
S&P 500 Index (e)                                      -22.10%            -11.31%
-------------------------------------------- ------------------ -----------------------------
-------------------------------------------- ------------------ -----------------------------
Timothy Large/Mid- Cap Value Fund -
Class B (f)(With CDSC)                                 -20.65%             -3.94%
-------------------------------------------- ------------------ -----------------------------
-------------------------------------------- ------------------ -----------------------------
S&P 500 Index (f)                                      -22.10%            -11.52%
-------------------------------------------- ------------------ -----------------------------

     (e) For the period July 14, 1999 (commencement of investment in accordance with objective) to December 31, 2002.
     (f) For the period July 15, 1999 (commencement of investment in accordance with objective) to December 31, 2002.
                                Large A              S&P 500

            7/14/99            9,478.67             10,000.00
           12/31/99            9,215.34             10,569.26
            6/30/00            9,063.02             10,524.15
           12/31/00           10,353.07              9,607.24
            6/30/01           10,773.70              8,963.94
           12/31/01           10,387.07              8,466.29
            6/30/02           10,137.70              7,352.53
           12/31/02            8,737.41              6,595.64

     The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the S&P 500 Index on July 14, 1999 and held through December 31, 2002. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results. Large B S&P 500

                7/15/99            10,000.00              10,000.00
               12/31/99             9,401.49              10,483.14
                6/30/00             9,401.49              10,438.40
               12/31/00            10,692.39               9,528.96
                6/30/01            11,085.78               8,890.90
               12/31/01            10,627.36               8,397.31
                6/30/02            10,333.85               7,292.62
               12/31/02             8,876.38               6,541.90

     The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the S&P 500 Index on July 15, 1999 and held through December 31, 2002. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.

Returns for the Year Ended December 31, 2002

---------------------------------------------- -------------- -------------------------
Fund/Index                                       12 Months      Average Annual Total
                                               Total Return            Return
                                                                  Since Inception
---------------------------------------------- -------------- -------------------------
---------------------------------------------- -------------- -------------------------
Timothy Fixed Income Fund - Class A (c)
(With sales charge)                                    5.65%           3.93%
----------------------------------------------
---------------------------------------------- -------------- -------------------------
Dow Jones Bond Index (c)                              11.29%           8.91%
---------------------------------------------- -------------- -------------------------
---------------------------------------------- -------------- -------------------------
Timothy Fixed Income Fund - Class B (d)
(With CDSC)                                            4.27%           3.74%
---------------------------------------------- -------------- -------------------------
---------------------------------------------- -------------- -------------------------
Dow Jones Bond Index (d)                              11.29%           9.50%
---------------------------------------------- -------------- -------------------------

     (c) For the period July 14, 1999 (commencement of investment in accordance with objective) to December 31, 2002.
     (d) For the period August 5, 1999 (commencement of investment in accordance with objective) to December 31, 2002.

                                Fixed A              DJ Bond

           7/14/99             9,578.54            10,000.00
           9/30/99             9,616.86             9,969.60
          12/31/99             9,519.33             9,973.82
           3/31/00             9,400.80            10,132.59
           6/30/00             9,361.68            10,237.31
           9/30/00             9,559.96            10,592.01
          12/31/00             9,739.80            10,912.09
           3/31/01            10,073.69            11,360.53
           6/30/01            10,128.70            11,444.13
           9/30/01            10,291.78            11,917.07
          12/31/01            10,360.64            12,083.44
           3/31/02            10,233.82            11,855.42
           6/30/02            10,551.72            12,121.44
           9/30/02            11,182.42            12,584.35
          12/31/02            11,430.06            13,447.34

     The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Dow Jones Bond Index on July 14, 1999 and held through December 31, 2002. The Dow Jones Bond Index is widely recognized, unmanaged index of bond prices. Performance figures include the change in value of the bonds in the index and the reinvestment of interests. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.

..

                       Fixed B             DJ Bond

             8/5/99            10,000.00             10,000.00
            9/30/99            10,000.00             10,100.97
           12/31/99             9,928.83             10,105.25
            3/31/00             9,744.34             10,266.11
            6/30/00             9,713.60             10,372.21
            9/30/00             9,922.40             10,731.58
           12/31/00            10,139.62             11,055.87
            3/31/01            10,262.91             11,510.23
            6/30/01            10,201.35             11,594.93
            9/30/01            10,586.58             12,074.10
           12/31/01            10,558.88             12,242.66
            3/31/02            10,414.82             12,011.64
            6/30/02            10,706.48             12,281.17
            9/30/02            11,333.18             12,750.18
           12/31/02            11,563.72             13,624.54

     The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the Dow Jones Bond Index on August 5, 1999 and held through December 31, 2002. The Dow Jones Bond Index is widely recognized, unmanaged index of bond prices. Performance figures include the change in value of the bonds in the index and the reinvestment of interests. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.

Returns for the Year Ended December 31, 2002

----------------------------------------------- --------------- -----------------------------
Fund/Index                                        12 Months     Average Annual Total Return
                                                 Total Return         Since Inception
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
Timothy Aggressive Growth Fund -
Class A (g)(With sales charge)                         -34.67%             -31.22%
-----------------------------------------------
----------------------------------------------- --------------- -----------------------------
Russell Mid Cap Growth Index (g)                       -27.41%            -28.29%
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
Timothy Aggressive Growth Fund -
Class B (h)(With CDSC)                                 -35.12%             -31.18%
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
Russell Mid Cap Growth Index (h)                       -27.41%            -27.76%
----------------------------------------------- --------------- -----------------------------

          (g) For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2002.
          (h) For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2002.

                                  Aggr A         Russell
           10/5/00              9,478.67        10,000.00
          12/31/00              7,914.69        8,195.28
           3/31/01              6,132.70        6,139.50
           6/30/01              7,127.96        7,132.99
           9/30/01              5,213.27        5,150.13
          12/31/01              6,265.40        6,543.89
           3/31/02              6,284.36        6,428.26
           6/30/02              5,241.71        5,254.44
           9/30/02              4,350.71        4,351.85
          12/31/02              4,322.27        4,750.49

               The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Russell Mid Cap Growth Index on October 5, 2000 and held through December 31, 2002. The Russell Mid Cap Growth Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.

                                    Aggr B         Russell
             10/9/00             10,000.00        10,000.00
            12/31/00              8,340.00         8,353.55
             3/31/01              6,450.00         6,258.07
             6/30/01              7,480.00         7,270.74
             9/30/01              5,470.00         5,249.59
            12/31/01              6,560.00         6,670.26
             3/31/02              6,560.00         6,552.40
             6/30/02              5,460.00         5,355.91
             9/30/02              4,530.00         4,435.90
            12/31/02              4,480.00         4,842.23


               The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the Russell Mid Cap Growth Index on October 9, 2000 and held through December 31, 2002. The Russell Mid Cap Growth Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.

Returns for the Year Ended December 31, 2002

----------------------------------------------- --------------- -----------------------------
Fund/Index                                        12 Months     Average Annual Total Return
                                                 Total Return         Since Inception
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
Timothy Large/Mid Cap Growth Fund -
Class A (i)(With sales charge)                         -33.07%             -27.44%
-----------------------------------------------
----------------------------------------------- --------------- -----------------------------
Russell 1000 Growth Index (i)                          -27.89%            -29.26%
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
Timothy Large/Mid Cap Growth Fund -
Class B (j)(With CDSC)                                 -33.42%             -27.32%
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
Russell 1000 Growth Index (j)                          -27.89%            -28.47%
----------------------------------------------- --------------- -----------------------------

               (i) For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2002.
               (j) For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2002.

                                    Growth A               Russell 1000

            10/5/00                 9,478.67                10,000.00
           12/31/00                 8,929.95                 8,028.32
            4/30/01                 7,612.26                 7,153.62
            8/31/01                 6,436.77                 6,164.13
           12/31/01                 6,901.28                 6,388.69
            4/30/02                 6,010.18                 5,715.49
            8/31/02                 4,995.84                 4,797.44
           12/31/02                 4,872.61                 4,607.06

               The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Russell 1000 Growth Index on October 5, 2000 and held through December 31, 2002. The Russell 1000 Growth Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.

                      Growth B                Russell 1000

           10/9/00               10,000.00               10,000.00
          12/31/00                9,410.60                8,254.42
           4/30/01                8,000.51                7,355.09
           8/31/01                6,750.43                6,337.73
          12/31/01                7,220.46                6,568.61
           4/30/02                6,280.40                5,876.46
           8/31/02                5,210.33                4,932.55
          12/31/02                5,060.32                4,737.06


                    The chart shows the value of a hypothetical initial
               investment of $10,000 in the Fund B shares, and the Russell 1000 Growth Index on October 9, 2000 and held through December 31, 2002. The Russell 1000 Growth Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.

Returns for the Year Ended December 31, 2002

----------------------------------------------- --------------- -----------------------------
Fund/Index                                        12 Months     Average Annual Total Return
                                                 Total Return         Since Inception
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
Timothy Strategic Growth Fund -
Class A (m)(With sales charge)                         -29.27%             -20.33%
-----------------------------------------------
----------------------------------------------- --------------- -----------------------------
S&P 500 Index (m)                                      -22.10%            -18.47%
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
Timothy Strategic Growth Fund -
Class B (n)(With CDSC)                                 -29.56%             -20.04%
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
S&P 500 Index (n)                                      -22.10%            -17.67%
----------------------------------------------- --------------- -----------------------------

  (m) For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2002.
  (n) For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2002.

                                 Strat A               S&P 500

            10/5/00              9,478.67             10,000.00
           12/31/00              9,109.00              9,218.08
            3/31/01              7,772.51              8,125.66
            6/30/01              8,360.19              8,600.84
            9/30/01              6,928.91              7,339.11
           12/31/01              8,049.92              8,123.35
            3/31/02              8,201.80              8,145.56
            6/30/02              7,043.68              7,054.70
            9/30/02              5,800.12              5,836.63
           12/31/02              6,009.15              6,328.47

                    The chart shows the value of a hypothetical initial
               investment of $10,000 in the Fund A shares, and the S&P 500 Index on October 5, 2000 and held through December 31, 2002. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.

                                     Strat B                   S&P 500

             10/9/00                 10,000.00                10,000.00
            12/31/00                  9,610.00                 9,441.55
             3/31/01                  9,180.00                 8,322.66
             6/30/01                  8,780.00                 8,809.35
             9/30/01                  7,270.00                 7,517.03
            12/31/01                  8,443.69                 8,320.29
             3/31/02                  8,583.92                 8,343.03
             6/30/02                  7,361.94                 7,225.73
             9/30/02                  6,049.81                 5,978.13
            12/31/02                  6,260.35                 6,481.89

                    The chart shows the value of a hypothetical initial
               investment of $10,000 in the Fund B shares, and the S&P 500 Index on October 9, 2000 and held through December 31, 2002. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.

Returns for the Year Ended December 31, 2002

----------------------------------------------- --------------- -----------------------------
Fund/Index                                        12 Months     Average Annual Total Return
                                                 Total Return         Since Inception
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
Timothy Conservative Growth Fund -
Class A (k)(With sales charge)                         -17.59%             -10.59%
-----------------------------------------------
----------------------------------------------- --------------- -----------------------------
S&P 500 Index (k)                                      -22.10%            -18.47%
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
Timothy Conservative Growth Fund -
Class B (l)(With CDSC)                                 -17.93%             -10.41%
----------------------------------------------- --------------- -----------------------------
----------------------------------------------- --------------- -----------------------------
S&P 500 Index (l)                                      -22.10%            -17.67%
----------------------------------------------- --------------- -----------------------------

(k) For the period October 5, 2000 (commencement of investment in accordance with objective) to December 31, 2002.
(l) For the period October 9, 2000 (commencement of investment in accordance with objective) to December 31, 2002.

                                Con A                  S&P 500

            10/5/00                9,478.67           10,000.00
           12/31/00                9,450.24            9,218.08
            3/31/01                8,625.59            8,125.66
            6/30/01                8,995.26            8,600.84
            9/30/01                8,094.79            7,339.11
           12/31/01                8,948.17            8,123.35
            3/31/02                9,175.91            8,145.56
            6/30/02                8,464.23            7,054.70
            9/30/02                7,524.81            5,836.63
           12/31/02                7,781.11            6,328.47

                    The chart shows the value of a hypothetical initial
               investment of $10,000 in the Fund A shares, and the S&P 500 Index on October 5, 2000 and held through December 31, 2002. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.

                     Con B                S&P 500

           10/9/00            10,000.00           10,000.00
          12/31/00             9,960.00            9,441.55
           3/31/01             9,070.00            8,322.66
           6/30/01             9,440.00            8,809.35
           9/30/01             8,470.00            7,517.03
          12/31/01             9,339.23            8,320.29
           3/31/02             9,559.45            8,343.03
           6/30/02             8,808.70            7,225.73
           9/30/02             7,807.72            5,978.13
          12/31/02             8,068.07            6,481.89

                    The chart shows the value of a hypothetical initial
               investment of $10,000 in the Fund B shares, and the S&P 500 Index on October 9, 2000 and held through December 31, 2002. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The Fund's return represents past performance and is not predictive of future results.

OFFICERS AND TRUSTEES OF THE TRUST
December 31, 2002 (Unaudited)

                          TIMOTHY PLAN FAMILY OF FUNDS

                    The following is a complete listing of all officers and
               directors of The Timothy Plan. It includes background and biography information for the benefit of the shareholders of the Funds.

                                      Date & Positions Held              Principal Occupation
            Name, Address & Age                 with Fund                     During Past 5 Years                P1      O2
  -----------------------------------------------------------------------------------------------------------------------------
   Arthur D. Ally                         Trustee, President of   President and controlling shareholder of       10       0
                                          the Trust, Chairman of   Covenant Funds, Inc. ("CFI"),
   (Year of Birth: 1942)*                 the Board of Trustees    a holding company. President and general
                                          Since January 1994       partner of Timothy Partners Ltd. ("TPL"),
   1304 W. Fairbanks Avenue                                         the investment adviser and principal
                                                                  underwriter to each Fund.  CFI is also
   Winter Park, FL the managing general partner of TPL.
  ----------------------------------------------------------------------------------------------------------------------------
   Joseph E. Boatwright                   Trustee, Secretary      Retired Minister.  Currently serves as a       10       0
                                          Since April 1995        consultant to the Greater Orlando Baptist
   (Year of Birth: 1930)**                                        Association. Served as Senior Pastor to
                                                                  the Aloma Baptist Church from 1970-1996.
   1410 Hyde Park Drive

   Winter Park, FL
  ----------------------------------------------------------------------------------------------------------------------------
   Wesley W. Pennington                   Trustee, Treasurer      Retired Air Force Officer. Past President,     10       0
                                          Since January 1994      Westwind Holdings, Inc., a development
   (Year of Birth: 1930)                                          company, since 1997. Past  President and
                                                                  controlling shareholder, Weston, Inc.,
   442 Raymond Avenue                                             a fabric treatment company, from 1979-1997.
                                                                  President, Designer Services Group, 1980-1988.
   Longwood, FL
  ----------------------------------------------------------------------------------------------------------------------------
  Jock M. Sneddon                        Trustee                 Physician, Florida Hospital Centra Center.      10       0
  (Year of Birth: 1947)**
  6001 Vineland Drive                    Since January 1997
  Orlando, FL
  ----------------------------------------------------------------------------------------------------------------------------
    W. Thomas Fyler, Jr.                   Trustee                 President, controlling shareholder of W.T.    10       0
                                                                   Fyler, Jr./Ephesus, Inc., a New York
   (Year of Birth: 1957)                                           State registered investment advisory firm.
                                                                   Founding member of the National Association
   640 Ft Washington Ave                 Since December 1998        of Christian Financial Consultants.
   Suite 6C
   New York, NY 10040
  -----------------------------------------------------------------------------------------------------------------------------
  Mathew D. Staver                       Trustee                   Attorney specializing in free speech,          10       0
                                                                   appellate practice and religious liberty
   (Year of Birth: 1956)**                                         constitutional law.Founder of Liberty
                                                                   Counsel, a religious civil liberties
   210 East Palmetto Ave.                Since June 2000           education and legal defense organization.
                                                                   Host of two radio programs devoted to
   Longwood, FL 32750                                              religious freedom issues.  Editor of a
                                                                   monthly newsletter devoted to religious
                                                                   liberty topics.  Mr. Staver has argued
                                                                   before the United States Supreme Court
                                                                   and has published numerous legal articles.
  -----------------------------------------------------------------------------------------------------------------------------
  Charles E. Nelson                      Trustee                  Certified Public Accountant. Director of         10       0
                                                                  Operations, National Multiple Sclerosis
                                                                  Society Mid Florida Chapter. Formerly
                                                                  Director of Finance, Hospice of the
                                                                  Comforter, Inc., a non-profit organization.
   (Year of Birth: 1934)                                          Formerly Comptroller, Florida United Methodist
                                                                  Children's Home, Inc. Formerly Credit Specialist
   1145 Cross Creek                       Since June 2000         with the Resolution Trust Corporation and
                                                                  Senior Executive Vice President, Barnett Bank
   Altamonte Springs, FL                                          of Central Florida, N.A. Formerly
                                                                  managing partner, Arthur Anderson, CPA firm,
                                                                  Florida branch.
  -----------------------------------------------------------------------------------------------------------------------------
   Mark A. Minnella                       Trustee                 Principal and co-founder of Intergrity          10       0
                                                                  Investors, LLC., a registered investment
  (Year of Birth: 1955)                                           advisory firm.  Co-founder, treasurer and
   1215 Fern Ridge Parkway                Since June 2000         director of the National Association of Christian
                                                                  Christian Financial Consultants.Mr. Minnella
   Suite 110                                                      is a Registered Investment Principal (NASD Series 24),
                                                                  (NASD Series 24), and a registered
   Creve Coeur, MO investment adviser (NASD Series 65).
   -----------------------------------------------------------------------------------------------------------------------------
   William Dodson                         Trustee                 Vice President - Sales, CPCF, Inc. a           10       0
                                                                 registered broker-dealer and a subsidiary of
                                                                 the California Baptist Foundation and the
   (Year of Birth: 1960)                                         California Southern Baptist Convention.
                                                                  Mr. Dodson is a General Securities Principal
   7120 N. Whitney Avenue                 Since November 2001     (series 24) and licensed minister.
                                                                  Mr. Dodson has previous experience as a
   Fresno, CA 93720                                               General Securities Representative (Series 7)
                                                                   with two national brokerage firms.

  -----------------------------------------------------------------------------------------------------------------------------

  *Mr. Ally is an "interested" Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL. ** Messrs. Boatwright, Sneddon and Staver are "interested" Trustees, as that term is defined in the 1940 Act, because each has a limited partnership interest in TPL.

  1 Number of portfolios in fund complex overseen by Director
  2 Other Directorships held by Director

SCHEDULE OF INVESTMENTS
As of December 31, 2002

                             COMMON STOCKS - 77.07%

number of shares                                                                                    market value

                BALL & ROLLER BEARINGS - 3.18%
         55,600 Kaydon Corp.                                                                            $ 1,179,276
                                                                                                  -----------------

                CANNED, FROZEN & PRESERVED FRUIT, VEGETABLES & FOOD SPECIALTIES - 3.33%
         41,000 Corn Products International, Inc.                                                       $ 1,235,330
                                                                                                  -----------------

                CONSUMER CREDIT REPORTING, COLLECTION AGENCIES - 3.82%
         88,900 NCO Group, Inc. *                                                                       $ 1,417,955
                                                                                                  -----------------

                DENTAL EQUIPMENT & SUPPLIES - 3.42%
         61,000 Apogent Technologies, Inc. *                                                            $ 1,268,800
                                                                                                  -----------------

                DRAWING & INSULATING NONFERROUS WIRE - 2.60%
         63,500 Belden, Inc.                                                                              $ 966,470
                                                                                                  -----------------

                ELECTRIC & OTHER SERVICES COMBINED - 3.64%
         59,500 ALLETE, Inc.                                                                            $ 1,349,460
                                                                                                  -----------------

                INDUSTRIAL INSTRUMENTS FOR MEASUREMENT, DISPLAY, AND CONTROL - 3.60%
         72,500 Cognex Corp. *                                                                          $ 1,336,175
                                                                                                  -----------------

                INVESTMENT ADVICE - 2.48%
         33,600 Investors Financial Services Corp.                                                        $ 920,304
                                                                                                  -----------------

                MISCELLANEOUS ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES - 3.12%
         87,000 Rayovac Corp. *                                                                         $ 1,159,710
                                                                                                  -----------------

                MISCELLANEOUS PLASTIC PRODUCTS - 3.72%
         67,000 Spartech Corp.                                                                          $ 1,382,210
                                                                                                  -----------------

                PHARMACEUTICAL PREPARATIONS - 0.13%
          2,000 K-V Pharmaceutical Co. - Class A *                                                         $ 46,400
                                                                                                  -----------------

                PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 1.83%
       124,800  Concord Camera Corp. *                                                                    $ 677,664
                                                                                                  -----------------

                PUBLIC WAREHOUSING & STORAGE - 2.94%
         33,000 Iron Mountain, Inc. *                                                                   $ 1,089,330
                                                                                                  -----------------

                RAILROADS, LINE-HAUL OPERATING - 2.59%
         80,000 Kansas City Southern Industries, Inc. *                                                   $ 960,000
                                                                                                  -----------------

                RETAIL-EATING PLACES - 3.03%
         65,000 Ruby Tuesday, Inc.                                                                      $ 1,123,850
                                                                                                  -----------------

                RETAIL-FAMILY CLOTHING STORES - 2.93%
         51,700 Stage Stores, Inc. *                                                                    $ 1,087,768
                                                                                                  -----------------

                SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 3.65%
         60,500 Investment Technology Group, Inc. *                                                     $ 1,352,780
                                                                                                  -----------------

SCHEDULE OF INVESTMENTS
As of December 31, 2002

COMMON STOCKS - 77.07% (cont.)

number of shares                                                                                     market value

                SERVICES - BUSINESS SERVICES - 12.76%
         65,000 Sourcecorp,Inc. *                                                                       $ 1,208,350
         53,000 Startek, Inc. *                                                                           1,462,800
         71,800 Teletech Holdings, Inc. *                                                                   521,268
         69,000 Viad Corp.                                                                                1,542,150
                                                                                                  -----------------
                                                                                                         4,734,568
                                                                                                  -----------------

                SERVICES - EMPLOYMENT AGENCIES - 1.11%
         55,000 Korn/Ferry International *                                                                $ 411,400
                                                                                                  -----------------

                SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 2.84%
         87,500 Henry Jack & Associates, Inc.                                                           $ 1,053,500
                                                                                                  -----------------

                SERVICES - MISCELLANEOUS HEALTH & ALLIED SERVICES  - 1.82%
       110,000  Hooper Holmes, Inc.                                                                       $ 675,400
                                                                                                  -----------------

                SPECIAL INDUSTRY MACHINERY - 2.49%
       164,500  Axcelis Technologies, Inc. *                                                              $ 922,680
                                                                                                  -----------------

                STATE COMMERCIAL BANKS - 2.91%
         32,000 North Fork Bancorp, Inc.                                                                $ 1,079,680
                                                                                                  -----------------

                TELEPHONE & TELEGRAPH APPARATUS - 3.16%
         77,500 Plantronics, Inc. *                                                                     $ 1,172,575
                                                                                                  -----------------
                Total Common Stocks (cost $30,455,400)                                                   28,603,285
                                                                                                  -----------------

SHORT TERM INVESTMENTS - 10.77%

number of shares                                                                                      market value

    2,000,000  Federated Cash Trust Series II                                                          $ 2,000,000
    2,000,000  First American Treasury Obligation Fund                                                   2,000,000
                                                                                                  -----------------
               Total Short Term Investments (cost $4,000,000)                                            4,000,000
                                                                                                  -----------------

REPURCHASE AGREEMENTS - 12.20%

principal amount                                                                                      market value

  $ 4,526,000  U.S. Bank Repurchase Agreement                                                          $ 4,526,000
               1.05%, dated 12/31/02, due 1/2/03, repurchase price $4,526,260, collateralized by $4,661,780 by FHLMC, 5/1/17

               Total Repurchase Agreements (cost $4,526,000)                                             4,526,000
                                                                                                  -----------------


                TOTAL INVESTMENTS - 100.04% (identified cost $38,981,400)                               33,129,285

                 LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04)%
                                                                                                         (16,367)
                                                                                                  -----------------

                NET ASSETS - 100.00%                                                            $       33,112,918
                                                                                                  =================

                * Non-income producing securities

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS
                                                                                                        amount

   Investments in Securities at Value (identified cost $38,981,400) [NOTE 1]                      $   37,129,285
   Cash                                                                                                      981
  Receivables:
     Interest                                                                                              2,333
     Dividends                                                                                            28,105
     Fund Shares Sold                                                                                     51,994
     Prepaid Expense and Other Receivables                                                                12,717
     Fund Share Commissions Receivable From Advisor                                                        1,918
                                                                                                -------------------
Total Assets                                                                                   $      37,227,333
                                                                                                ===================

LIABILITIES
                                                                                                       amount

  Accrued Advisory Fees                                                                         $        27,025
  Accrued 12b-1 Fees                                                                                     14,224
  Payable for Fund Shares Redeemed                                                                       42,031
  Accrued Expenses                                                                                       31,135
                                                                                                -------------------
Total Liabilities                                                                              $     114,415
                                                                                                ===================

NET ASSETS
                                                                                                        amount

  Class A Shares:
    Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
          2,031,518 shares outstanding)                                                        $     22,603,423

    Net Asset Value and Redemption Price Per Class A Share                                     $         11.13
          ($22,603,423/2,031,518 shares)

    Offering Price Per Share ($11.13/0.9475)                                                   $         11.75

  Class B Shares:
    Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
           1,370,694 shares outstanding)                                                       $     14,509,495

     Net Asset Value and Offering Price Per Class B Share
           ($14,509,495/1,370,694 shares)                                                      $          10.59

    Maximum Redemption Price Per Class B Share ($10.59 x 0.95)                                 $          10.06

   Net Assets                                                                                  $      37,112,918
                                                                                                ===================

SOURCES OF NET ASSETS
                                                                                                    amount

  At December 31, 2002, Net Assets Consisted of:

    Paid-in Capital                                                                             $    39,025,780

    Accumulated Net Realized Loss on Investments                                                $       (60,747)

    Net Unrealized Depreciation in Value of Investments                                         $    (1,852,115)
                                                                                                -------------------

   Net Assets                                                                                   $     37,112,918
                                                                                                ===================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME
                                                                                                      amount

Interest                                                                                             $ 55,554
Dividends                                                                                             467,202
                                                                                           -------------------

Total Investment Income                                                                               522,756
                                                                                           -------------------


EXPENSES
                                                                                                      amount

Investment Advisory Fees [NOTE 3]                                                                   $ 338,392
12b-1 Fess (Class A = $57,686, Class B =$125,159) [NOTE 3]                                            182,845
Auditing Fees                                                                                          37,675
Service Fees (Class B) [NOTE 3]                                                                        41,705
Accounting Fees                                                                                        24,642
Legal Expense                                                                                           9,228
Registration Fees                                                                                      24,310
Transfer Agent Fees (Class A = $60,952, Class B = $40,201)                                            101,153
Insurance Expense                                                                                      11,309
Custodian Fees                                                                                         12,378
Administration Fees                                                                                    11,726
Pricing Expense                                                                                         3,017
Printing Expense                                                                                        9,211
Miscellaneous Expense                                                                                   4,656
                                                                                           -------------------

Total Net Expenses                                                                                    812,247
                                                                                           -------------------

Net Investment (Loss)                                                                                (289,491)
                                                                                           -------------------

REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS
                                                                                                      amount

Net Realized Loss on Investments                                                                      (42,848)
Change in Unrealized Appreciation of Investments                                                   (8,276,735)
                                                                                           -------------------
                                                                                           -------------------
Net Realized and Unrealized (Loss) on Investments                                                  (8,319,583)
                                                                                           -------------------

Decrease in Net Assets Resulting from Operations                                                 $ (8,609,074)
                                                                                           ===================

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS

                                                                           year ended           year ended
                                                                            12/31/02              12/31/01

  Operations:
Net Investment (Loss)                                                      $ (289,491)           $ (437,127)
Net Change in Unrealized Appreciation (Depreciation) of Investments        (8,276,735)            3,714,604
Net Realized (Loss) on Investments                                            (42,848)               16,332
                                                                    ------------------       --------------
Increase (Decrease) in Net Assets (resulting from operations)              (8,609,074)            3,293,809
                                                                   -------------------          -----------

  Distributions to Shareholders From:
  Net Capital Gains:

     Class A                                                                  (10,661)              (44,011)

     Class B                                                                   (7,238)              (36,840)
                                                                           --------------        -------------
   Total Net Distributions                                                    (17,899)              (80,851)
                                                                           -------------         -------------

  Capital Share Transactions:
  Proceeds from Shares Sold:

     Class A                                                                 9,346,918             7,582,801
     Class B                                                                 3,251,284             2,395,921
  Dividends Reinvested:

     Class A                                                                     7,026                44,109
     Class B                                                                     6,948                42,968
  Cost of Shares Redeemed:

     Class A                                                                (3,430,730)           (3,026,812)
     Class B                                                                (2,724,918)           (2,816,976)
                                                                            ----------------  ----------------
  Increase in Net Assets (resulting from capital share
  transactions)                                                              6,456,528             4,222,011
                                                                            ----------------    -------------
Total Increase (Decrease) in Net Assets                                     (2,170,445)            7,434,969

  Net Assets:
   Beginning of Year                                                        39,283,363            31,848,394
                                                                          ----------------     --------------

   End of Year                                                            $ 37,112,918         $  39,283,363
                                                                           ================ ================

  Shares of Capital Stock of the Fund Sold and Redeemed:
  Shares Sold:

     Class A                                                                   728,940              598,374
     Class B                                                                   257,853              195,221
  Shares Reinvested:

     Class A                                                                       632                3,657
     Class B                                                                       657                3,724
  Shares Redeemed:

     Class A                                                                  (267,247)           (239,337)
     Class B                                                                  (223,459)           (227,826)
                                                                            ---------------- ----------------
   Net Increase in Number of Shares Outstanding                                497,376             333,813
                                                                             ================ ================

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS A SHARES

                                                     year          year      year      year      year
                                                    ended         ended      ended     ended     ended
                                                   12/31/02      12/31/01   12/31/00  12/31/99  12/31/98

 Per Share Operating Performance:
  Net Asset Value at Beginning of Year           $  13.79       $ 12.61    $  12.26   $  10.89   $ 12.25
                                                 ------------  ---------- ---------- ---------- ----------

 Income from Investment Operations:
    Net Investment Income (Loss)                  (0.05)        (0.09)     (0.05)     (0.02)     0.01
    Net Realized and Unrealized Gain (Loss) on
    Investments                                   (2.60)        1.30       1.43       1.39       (1.30)
                                                 ------------  ---------- ---------- ---------- ----------
    Total from Investment Operations             (2.65)        1.21       1.38       1.37       (1.29)
                                                 ------------  ---------- ---------- ---------- ----------

 Less Distributions:
    Dividends from Realized Gains                (0.01)        (0.03)     (1.03)         -       (0.07)
    Dividends from Net Investment Income             -             -          -          -          -
                                                  -----------  ---------- ---------- ---------- ----------
    Total Distributions                          (0.01)        (0.03)     (1.03)     -           (0.07)
                                                 ------------  ---------- ---------- ---------- ----------

 Net Asset Value at End of Year                  $  11.13       $ 13.79    $ 12.61    $ 12.26    $ 10.89
                                                 ============  ========== ========== ========== ==========

 Total Return (A)                                   (19.25)%     9.66%     11.23%     12.58%     (10.50)%

 Ratios/Supplemental Data:
  Net Assets, End of Year (in 000s)                $22,603      $21,632    $15,217    $13,377    $13,287

 Ratio of Expenses to Average Net Assets:
    Before Reimbursement of Expenses by Advisor        1.75%       1.89%      1.97%      2.22%      2.09%
    After Reimbursement of Expenses by Advisor         1.75%       1.89%      1.76%      1.60%      1.60%

 Ratio of Net Investment (Loss) to Average Net Assets:
    Before Reimbursement of Expenses by Advisor      (0.46)%     (0.80)%    (0.48)%    (0.82)%    (1.15)%
    After Reimbursement of Expenses by Advisor       (0.46)%     (0.80)%    (0.27)%    (0.20)%    (0.66)%

 Portfolio Turnover                                   66.95%      61.41%     99.17%     78.79%     69.42%

(A) Total Return Calculation Does Not Reflect Sales Load.
FINANCIAL HIGHLIGHTS

     The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS B SHARES

                                                    year         year       year       year       year
                                                    ended        ended      ended      ended      ended
                                                  12/31/02     12/31/01   12/31/00   12/31/99   12/31/98

 Per Share Operating Performance:
 Net Asset Value at Beginning of Year             $13.22        $12.19      $11.88     $10.70     $12.13
                                                 ------------  ---------- ---------- ---------- ----------

 Income from Investment Operations:
    Net Investment Income (Loss)
                                                 (0.14)         (0.22)      (0.10)     (0.11)     (0.07)
    Net Realized and Unrealized Gain (Loss) on
 Investments                                     (2.48)          1.28        1.39       1.29      (1.29)
                                                 ------------  ---------- ---------- ---------- ----------
    Total from Investment Operations
                                                 (2.62)          1.06        1.29       1.18      (1.36)
                                                 ------------  ---------- ---------- ---------- ----------

 Less Distributions:
    Dividends from Realized Gains
                                                 (0.01)        (0.03)     (0.98)           -      (0.07)
    Dividends from Net Investment Income
                                                     -             -          -            -          -
                                                 ------------  ---------- ---------- ---------- ----------
    Total Distributions
                                                 (0.01)        (0.03)     (0.98)          -       (0.07)
                                                 ------------  ---------- ---------- ---------- ----------

  Net Asset Value at End of Year                  $10.59         $13.22     $12.19     $11.88      $10.70
                                                 ============  ========== ========== ========== ==========

 Total Return (A)                                   (19.85)%      8.77%     10.87%     11.03%    (11.18)%

 Ratios/Supplemental Data:
  Net Assets, End of Year (in 000s)                $14,509      $17,651     $16,631    $14,351    $14,114

 Ratio of Expenses to Average Net Assets:
    Before Reimbursement of Expenses by Advisor        2.49%       2.72%      2.72%      2.72%      2.84%
    After Reimbursement of Expenses by Advisor         2.49%       2.72%      2.51%      2.35%      2.35%

 Ratio of Net Investment Income (Loss) to Average Net
 Assets:
    Before Reimbursement of Expenses by Advisor       (1.12)%     (1.78)%    (1.23)%    (1.34)%    (1.90)%
    After Reimbursement of Expenses by Advisor        (1.12)%     (1.78)%    (1.02)%    (0.97)%    (1.41)%

 Portfolio Turnover                                    66.95%      61.41%     99.17%     78.79%     69.42%

(A) Total Return Calculation Does Not Reflect
Redemption Fee.

SCHEDULE OF INVESTMENTS
As of December 31, 2002

                             COMMON STOCKS - 89.95%

number of shares                                                                                      market value

                              CHEMICAL & ALLIED PRODUCTS - 1.92%
        14,000 Dow Chemical Co.                                                                          $ 415,800
                                                                                                  -----------------

               CLEANING PREPARATIONS, PERFUMES, COSMETICS - 2.11%
        15,000 Church & Dwight Co., Inc.                                                                   456,450
                                                                                                  -----------------

               CONSTRUCTION, MINING & MATERIALS HANDLING MACHINERY & EQUIP - 2.02%
        15,000 Dover Corp.                                                                                 437,400
                                                                                                  -----------------

               CRUDE PETROLEUM & NATURAL GAS - 8.15%
        12,000 Anadarko Petroleum Corp.                                                                    574,800
        10,000 Apache Corp.                                                                                569,900
        14,000 Kerr-McGee Corp.                                                                            620,200
                                                                                                  -----------------
                                                                                                         1,764,900
                                                                                                  -----------------

               ELECTRIC LIGHTING & WIRING EQUIPMENT - 2.19%
        13,000 Cooper Industries, Inc., Class A                                                            473,850
                                                                                                  -----------------

               ELECTRIC SERVICES - 5.37%
        10,000 American Electric Power Co., Inc.                                                           273,300
        25,000 Duke Energy Corp.                                                                           488,500
        26,000 TECO Energy, Inc.                                                                           402,220
                                                                                                  -----------------
                                                                                                  -----------------
                                                                                                         1,164,020
                                                                                                  -----------------

               ELECTRONIC INSTRUMENTS - 3.75%
        16,000 Emerson Electric Co.                                                                        813,600
                                                                                                  -----------------

               FIRE, MARINE & CASUALTY INSURANCE - 0.79%
        22,500 The Phoenix Companies, Inc. *                                                               171,000
                                                                                                  -----------------

               GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 2.38%
        12,000 Ingersoll-Rand Company Ltd.                                                                 516,720
                                                                                                  -----------------


               INDUSTRIAL INORGANIC CHEMICALS - 1.11%
        13,000 ATMI, Inc. *                                                                                240,760
                                                                                                  -----------------

               METAL MINING - 2.20%
         6,000 Rio Tinto Plc (a)                                                                           477,180
                                                                                                  -----------------

               METAL WORKING MACHINERY & EQUIPMENT - 2.42%
        14,000 SPX Corp. *                                                                                 524,300
                                                                                                  -----------------

               MILLWOOD, VENEER, PLYWOOD & STRUCTURAL WOOD MEMBERS - 2.91%
        30,000 Masco Corp.                                                                                 631,500
                                                                                                  -----------------

SCHEDULE OF INVESTMENTS
As of December 31, 2002

COMMON STOCKS - 89.95% (Cont.)

number of shares                                                                                   market value

               INDUSTRIAL INORGANIC CHEMICALS - 1.11%

13,000         ATMI, Inc. *                                                                     $240,760
                                                                                                 --------------------

               METAL MINING - 2.20%

6,000          Rio Tinto Plc (a)                                                                 477,180
                                                                                                 --------------------

               METAL WORKING MACHINERY & EQUIPMENT - 2.42%

14,000         SPX Corp. *                                                                       524,300
                                                                                                 --------------------

               MILLWOOD, VENEER, PLYWOOD & STRUCTURAL WOOD MEMBERS - 2.91%

30,000         Masco Corp.                                                                       631,500
                                                                                                 --------------------

               MISCELLANEOUS CHEMICAL PRODUCTS - 2.21%

18,000         Cabot Corp.                                                                       477,720
                                                                                                 --------------------

               MISCELLANEOUS FABRICATED METAL PRODUCTS - 1.81%

8,500          Parker Hannifin Corp.                                                             392,105
                                                                                                 --------------------

               MISCELLANEOUS INDUSTRIAL & COMMERCIAL MACHINERY & EQUIPMENT - 2.80%

10,000         ITT Industries, Inc.                                                              606,900
                                                                                                 --------------------

               MISCELLANEOUS SHOPPING GOODS STORES - 0.93%

13,700         Office Depot, Inc. *                                                              202,212
                                                                                                 --------------------

               NATIONAL COMMERCIAL BANKS - 4.68%

10,000         Compass Bancshares, Inc.                                                          312,700

12,000         National City Corp.                                                               327,840

15,000         SouthTrust Corp.                                                                  372,750
                                                                                                 --------------------

                                                                                                 1,013,290
                                                                                                 --------------------

               NATURAL GAS TRANSMISSION - 0.96%

30,000         El Paso Energy Corp.                                                              208,800
                                                                                                 --------------------

               NATURAL GAS TRANSMISSION & DISTRIBUTION - 1.62%

10,000         Equitable Resources, Inc.                                                         350,400
                                                                                                 --------------------

               PHARMACEUTICAL PREPARATIONS - 5.17%

11,000         Abbott Laboratories                                                               440,000

12,000         Merck & Co., Inc.                                                                 679,320
                                                                                                 --------------------

                                                                                                 1,119,320
                                                                                                 --------------------

               PUBLIC BUILDING AND RELATED FURNITURE - 1.84%

12,000         Lear Corp. *                                                                      399,360
                                                                                                 --------------------

               RADIO TELEPHONE COMMUNICATIONS - 3.55%

14,000         Dominion Resources, Inc.                                                          768,600
                                                                                                 --------------------

               REAL ESTATE INVESTMENT TRUSTS - 2.10%

15,000         Mack-Cali Realty Corp.                                                            454,500
                                                                                                 --------------------

SCHEDULE OF INVESTMENTS
As of December 31, 2002

COMMON STOCKS - 89.95% (Cont.)

number of shares                                                                                  market value

               RETAIL - DRUG STORES & PROPRIETARY STORES - 3.46%

30,000         CVS Corp.                                                                        $749,100
                                                                                                 --------------------

               RETAIL-EATING PLACES - 3.18%

20,000         Outback Steakhouse, Inc.                                                          688,800
                                                                                                 --------------------

               RETAIL-GROCERY STORES - 5.69%

42,000         Kroger Co. *                                                                      648,900

25,000         Safeway Inc. *                                                                    584,000
                                                                                                 --------------------

                                                                                                 1,232,900
                                                                                                 --------------------

               SEMICONDUCTORS & RELATED DEVICES - 1.70%

20,000         International Rectifier Corp. *                                                   369,200
                                                                                                 --------------------


               SPECIAL INDUSTRY MACHINERY - 0.96%

18,000         Veeco Instruments, Inc. *                                                         208,080
                                                                                                 --------------------

               STATE COMMERCIAL BANK - 1.11%

10,000         Bank of New York, Inc.                                                            239,600
                                                                                                 --------------------

               SURETY INSURANCE - 3.04%

15,000         MBIA, Inc.                                                                        657,900
                                                                                                 --------------------

               UNSUPPORTED PLASTICS FILM & SHEET - 3.79%

22,000         Sealed Air Corp. *                                                                820,600
                                                                                                 --------------------

               WHOLESALE-DRUGS PROPRIETARIES & DRUGGISTS' SUNDRIES - 2.03%

16,300         McKesson Corp.                                                                    440,589
                                                                                                 --------------------

               Total Common Stocks (cost $21,854,048)                                            19,487,456
                                                                                                 --------------------

SCHEDULE OF INVESTMENTS
As of December 31, 2002

SHORT-TERM INVESTMENTS - 9.46%

number of shares                                                                                    market value

  1,025,000     Huntington Money Fund - Investment A                                              1,025,000
  1,025,000     First American Treasury Obligation Fund                                           1,025,000
                                                                                                 --------------------
                Total Short-Term Investments (cost $2,050,000)                                    2,050,000
                                                                                                 --------------------


REPURCHASE AGREEMENTS - 2.54%

principal amount                                                                                 market value

 $549,000        U.S. Bank Repurchase Agreement                                                  549,000
                 1.05%, dated 12/31/02, due 1/2/03, repurchase price $549,016, collateralized by $565,470 by FHLMC, 5/1/17
                                                                                                 --------------------
                Total Repurchase Agreements (cost $549,000)                                      549,000
                                                                                                 --------------------

                TOTAL INVESTMENTS - 101.95% (identified cost $24,453,048)                        22,086,456

                OTHER ASSETS AND LIABILITIES, NET - (1.95)%                                      (421,764)
                                                                                                 --------------------

                NET ASSETS - 100.00%                                                            $ 21,664,692
                                                                                                 ====================

*  Non-income producing securities
(a) American Depositary Receipt

STATEMENT OF ASSETS AND LIABILITIES As of
December 31, 2002

ASSETS
                                                                                                       amount

   Investments in Securities at Value (identified cost $24,453,048) [NOTE 1]                    $22,086,456
   Cash                                                                                                 625
  Receivables:
     Interest                                                                                           985
     Dividends                                                                                       35,485
     Fund Shares Sold                                                                                19,338
   Prepaid Expenses                                                                                   4,197
   Fund Shares Commission Receivable from Advisor                                                     7,305
                                                                                              -------------------

   Total Assets                                                                                 $22,154,391
                                                                                              ===================

LIABILITIES
                                                                                                       amount

   Accrued Advisory Fees                                                                            $11,498
   Accrued 12b-1 Fees                                                                                 5,699
   Payable for Fund Shares Redeemed                                                                  25,926
   Payable for Investment Securities Purchased                                                      434,046
  Accrued Expenses                                                                                   12,530
                                                                                              -------------------
      Total Liabilities                                                                            $489,699
                                                                                              ===================

NET ASSETS
                                                                                                     amount

 Class A Shares:
   Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
                1,960,525 shares outstanding)                                                 $17,855,915
   Net Asset Value and Redemption price Per Class A Share
                ($17,855,915 /1,960,525 shares)                                               $      9.11
   Offering Price Per Share ($9.11 / 0.9475)                                                  $      9.61

 Class B Shares:
   Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
                 434,542 shares outstanding)                                                  $ 3,808,777
   Net Asset Value and Offering Price Per Class B Share
                ($3,808,777 / 434,542 shares)                                                 $      8.77
   Redemption Price Per Share ($8.77 x 0.95)                                                  $      8.33

  Net Assets                                                                                  $21,664,692
                                                                                              ===================

SOURCES OF NET ASSETS
                                                                                                  amount

  At December 31, 2002, Net Assets Consisted of:
    Paid-in Capital                                                                            $24,409,515
    Net Accumulated Realized Loss on Investments                                                  (378,231)
    Net Unrealized Depreciation in Value of Investments                                         (2,366,592)
                                                                                              -------------------

   Net Assets                                                                                   $21,664,692
                                                                                              ===================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME
                                                                                      amount

   Interest                                                                         $ 22,584
   Dividends                                                                         351,682
                                                                                  ----------------
     Total Investment Income                                                         374,266
                                                                                  ----------------

EXPENSES
                                                                                      amount

   Investment Advisory Fees [NOTE 3]                                                170,897
   Transfer Agent Fees (Class A = $39,697, Class B = $9,654)                         49,351
   Administration Fees                                                                6,530
   12b-1 Fees (Class A = $40,761, Class B = $28,232) [NOTE 3]                        68,993
   Accounting Fees                                                                   30,238
   Registration Fees                                                                 11,751
   Custodian Fees                                                                     4,651
   Auditing Fees                                                                     10,745
   Servicing Fees (Class B) [NOTE 3]                                                  9,613
   Insurance Expense                                                                  4,541
   Legal fees                                                                         4,792
   Printing Expense                                                                   6,043
   Miscellaneous Expense                                                              5,970
                                                                                  ----------------
   Total Net Expenses                                                               384,115
                                                                                  ----------------
    Net Investment Loss                                                              (9,849)
                                                                                  ----------------


REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS
                                                                                      amount

   Net Realized Loss on Investments                                                 (225,785)
   Change in Unrealized Depreciation of Investments                               (3,360,595)
                                                                                  ----------------
   Net Realized and Unrealized (Loss) on Investments                              (3,586,380)
                                                                                  ----------------

  Decrease in Net Assets Resulting from Operations                               $(3,596,229)
                                                                                  ================

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS

                                                                     year ended        year ended
                                                                     12/31/02          12/31/01


  Operations:
  Net Investment Loss                                                 $(9,849)          $(54,225)
  Net Change in Unrealized Appreciation (Depreciation) of
  Investments                                                      (3,360,595)           155,065
  Net Realized (Loss) on Investments                                 (225,785)           (68,191)
                                                                   ----------------   ----------------
  (Decrease) in Net Assets (resulting from operations)             (3,596,229)            32,649
                                                                   ----------------   ----------------

  Distributions to Shareholders From:
  Net Realized Gains
     Class A                                                              -               (43,614)
     Class B                                                              -               (12,208)
  Net Income:
     Class A                                                              -                  -
     Class B                                                              -                  -
                                                                   ----------------   ----------------
  Total Distribution                                                      -               (55,822)
                                                                   ----------------   ----------------

  Capital Share Transactions:
  Proceeds from Shares Sold:
     Class A                                                             9,987,080         10,058,695
     Class B                                                             1,423,017          1,402,013
  Dividends Reinvested:
     Class A                                                                    -             24,145
     Class B                                                                    -             11,176
  Cost of Shares Redeemed:
     Class A                                                           (3,102,811)        (1,188,436)
     Class B                                                             (579,499)          (360,063)
                                                                   ----------------   ----------------
  Increase in Net Assets (resulting from capital share
  transactions)                                                          7,727,787          9,947,530
                                                                   ----------------   ----------------

  Total Increase in Net Assets                                           4,131,558          9,924,357

  Net Assets:
  Beginning of Year                                                      17,533,134         7,608,777
                                                                   ----------------   ----------------

  End of Year                                                           $21,664,692         17,533,134
                                                                   ================   ================

  Shares of Capital Stock of the Fund Sold and Redeemed:
  Shares Sold:
     Class A                                                              976,004            931,545
     Class B                                                              145,864            133,156
  Shares Reinvested:
     Class A                                                                   -               2,259
     Class B                                                                   -               1,078
  Shares Redeemed:
     Class A                                                             (295,672)          (110,187)
     Class B                                                              (61,386)           (35,658)
                                                                   ----------------   ----------------
  Net Increase in Number of Shares Outstanding                            764,810            922,193
                                                                   ================   ================

FINANCIAL HIGHLIGHTS

     The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID-CAP VALUE FUND - CLASS A SHARES

                                                              year          year         year         period
                                                             ended          ended        ended        ended
                                                             12/31/02      12/31/01     12/31/00     12/31/99 (B)

  Per Share Operating Performance:
   Net Asset Value at Beginning of Period                     $10.83         $10.83       $9.68       $ 10.00
                                                           -------------  -----------  ----------  ------------

  Income from Investment Operations:
     Net Investment Income (Loss)                               0.01         (0.02)       0.04          0.02
     Net Realized and Unrealized Gain (Loss) on Investments    (1.73)         0.06        1.16         (0.30)
                                                           -------------  -----------  ----------   ------------
     Total from Investment Operations                          (1.72)         0.04        1.20         (0.28)
                                                            -------------  -----------  ----------  ------------

  Less Distributions:
     Dividends from Realized Gains                                 -         (0.04)       (0.02)      (0.02)
     Dividends from Net Investment Income                          -             -        (0.03)      (0.02)
                                                           -------------  -----------  ----------  ------------
     Total Distributions                                           -         (0.04)       (0.05)      (0.04)
                                                           -------------  -----------  ----------  ------------

   Net Asset Value at End of Period                          $9.11           $10.83        $10.83       $9.68
                                                           =============  ===========  ==========  ============

  Total Return (A) (D)                                         (15.88)%        0.33%      12.35%       (3.28)%

  Ratios/Supplemental Data:
   Net Assets, End of Period (in 000s)                       $17,856          $13,858     $4,493       $846

  Ratio of Expenses to Average Net Assets:
     Before Reimbursement of Expenses by Advisor               1.76%          1.70%        2.70%         4.69%(C)
     After Reimbursement of Expenses by Advisor                1.76%          1.70%        1.65%         1.60%(C)

  Ratio of Net Investment Income (Loss) to Average Net
  Assets:
     Before Reimbursement of Expenses by Advisor               0.11%        (0.20)%       (0.30)%       (2.34)%(C)
     After Reimbursement of Expenses by Advisor                0.11%        (0.20)%        0.67%         0.75%(C)

  Portfolio Turnover                                          36.79%         26.44%        50.98%          8.02%

(A) Total Return Calculation Does Not Reflect Sales Load. (B) For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
(C) Annualized.
(D) For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.

FINANCIAL HIGHLIGHTS

     The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID-CAP VALUE FUND - CLASS B SHARES

                                                        year            year        year        period
                                                        ended          ended       ended        ended
                                                       12/31/02        12/31/01    12/31/00     12/31/99 (B)

  Per Share Operating Performance:
   Net Asset Value at Beginning of Period              $10.50          $10.60       $9.36        $10.00
                                                     --------------  ----------- ----------- ------------

  Income from Investment Operations:
     Net Investment Income (Loss)                       (0.06)          (0.12)       0.01          0.02
     Net Realized and Unrealized Gain (Loss) on
  Investments                                           (1.67)           0.06        1.28         (0.62)
                                                     --------------   ----------- ----------- ------------
     Total from Investment Operations                   (1.73)          (0.06)       1.29         (0.60)
                                                     --------------  ----------- ----------- ------------

  Less Distributions:
     Dividends from Realized Gains                          -           (0.04)     (0.02)        (0.02)
     Dividends from Net Investment Income
                                                            -               -      (0.03)        (0.02)
                                                     --------------  ----------- ----------- ------------
     Total Distributions                                    -           (0.04)     (0.05)        (0.04)
                                                     --------------  ----------- ----------- ------------

   Net Asset Value at End of Year                      $8.77           $10.50       $10.60       $9.36
                                                     ==============  =========== =========== ============

  Total Return (A) (D)                                (16.48)%          (0.61)%      13.73%      (4.78)%

  Ratios/Supplemental Data:
   Net Assets, End of Period (in 000s)                 $3,809           $3,675       $2,665       $525

  Ratio of Expenses to Average Net Assets:
     Before Reimbursement of Expenses by Advisor        2.55%           2.66%         3.45%       5.87%(C)
     After Reimbursement of Expenses by Advisor         2.55%           2.66%         2.40%       2.35%(C)

  Ratio of Net Investment Income (Loss) to Average Net Assets:
     Before Reimbursement of Expenses by Advisor       (0.71)%         (1.12)%       (1.13)%     (2.34)%(C)
     After Reimbursement of Expenses by Advisor        (0.71)%         (1.12)%       (0.08)%      1.15%(C)

  Portfolio Turnover                                        36.79%       26.44%      50.98%        8.02%

(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For the Period July 15, 1999 (Commencement of Operations) to December 31, 1999. (C) Annualized.
(D) For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.

SCHEDULE OF INVESTMENTS
As of December 31, 2002

Bonds - 93.98%

par value                                                                                             market value

                  CONVERTIBLE CORPORATE BONDS - 3.63%
     $ 250,000    Federal Realty Investment, 5.25%, 10/28/03                                             $ 240,420
       250,000    Omnicare, Inc., 5.00% 12/01/2007                                                         239,688
                                                                                                        --------------
                                                                                                           480,108
                  CORPORATE BONDS - 89.76%
        10,000    Allegiance Corp., 7.30% 10/15/2006                                                        11,315
       200,000    Archer Daniels Midland Co., 6.625% 05/01/2029                                            220,234
       250,000    Bombardier Capital, Inc., 6.125%, 6/29/06                                                226,240
       150,000    Burlington Northern Santa Fe, 7.00% 12/15/2025                                           168,249
        75,000    Burlington Resources, Inc., 7.375% 03/01/2029                                             87,466
       100,000    Caterpillar, Inc., 6.625%, 07/15/2028                                                    112,142
       250,000    Champion International Corp., 7.15% 12/15/2027                                           266,216
       300,000    Cingular Wireless, 5.625%, 12/15/06                                                      315,409
       200,000    Cit Group, Inc., 7.375%, 03/15/2003                                                      201,964
       400,000    Cit Group, Inc., 6.5%, 02/7/06                                                           421,247
       155,000    Coca Cola Enterprise, Inc., 4.375% 09/15/09                                              159,903
       245,000    Coca Cola Enterprise, Inc., 6.95%, 11/15/26                                              279,576
       125,000    Computer Sciences Corp., 6.75% 06/15/2006                                                135,570
       125,000    Cooper Industries, 6.70% 09/22/2005                                                      136,595
       150,000    Cooper Tire & Rubber Co., 7.625% 03/15/2027                                              155,215
       170,000    Cooper Tire & Rubber Co., 8.00% 12/15/2019                                               184,665
       300,000    Credit Suisse First Boston, 6.5%, 01/15/12                                               321,178
        55,000    CSX Transportation, 7.33% 06/01/2005                                                      60,924
       300,000    Deere & Co., 6.55% 10/01/2028                                                            329,637
       265,000    Dell Computer Corp., 7.10% 04/15/2028                                                    285,778
       315,000    Donnelley R R&Son, 6.625% 04/15/2029                                                     318,100
       250,000    Dow Chemical, 3.6%, 09/15/05                                                             248,130
       250,000    Dow Chemical 6.125%, 02/01/2011                                                          258,007
       413,000    Duke Energy Corp., 6.75% 08/01/2025                                                      409,069
       187,000    Duke Energy Field, 5.75%, 11/15/06                                                       186,130
       125,000    E. I. du Pont de Nemours & Co., 6.50% 01/15/2028                                         140,682
       200,000    Georgia Pacific Corp., 7.75% 11/15/2029                                                  164,000
       175,000    Georgia Pacific Corp., 8.125% 06/15/2023                                                 142,625
       400,000    Household Finance Corp., 6.75% 05/15/2011                                                427,159
       250,000    HSBC USA Capital Trust, 7.53%, 12/04/2026                                                261,139
       142,000    Inco Ltd, 7.75% 03/15/2016                                                               142,355
       250,000    International Lease Finance Corp., 5.75%, 02/15/07                                       261,696
       200,000    International Lease Finance Corp., 5.80%, 08/15/2007                                     211,317
       300,000    Jersey Cent Power & Light Co., 6.75% 11/01/2025                                          284,573
       300,000    Kraft Food, Inc., 6.50%, 11/01/2031                                                      330,782
        25,000    Lehman Brothers Holdings, Inc., 6.625% 02/05/2006                                         27,255
       250,000    Lehman Brothers Holdings, Inc., 7%, 2/1/08                                               282,944
       250,000    Lowe's Cos., Inc., 6.875% 02/15/2028                                                     279,355
       150,000    MCI Communications Corp., 7.75% 03/15/2024                                                74,250

SCHEDULE OF INVESTMENTS
As of December 31, 2002

Bonds - 93.98% (Cont.)

par value                                                                                              market value

                  CORPORATE BONDS - 89.76% (cont.)
     $ 300,000    Mead Corp., 7.125% 08/01/2025                                                          $ 310,906
       250,000    Merck & Co. Inc., 5.95%, 12/1/28                                                         264,350
       100,000    Merck & Co. Inc., 6.30% 01/01/2026                                                       109,466
       100,000    Merck & Co. Inc., 6.40% 03/01/2028                                                       111,223
       250,000    National Rural Utilities Finance Corp., 5.75% 08/28/09                                   267,274
        50,000    National Rural Utilities Finance Corp., 6%, 01/15/04                                      51,898
       200,000    Norsk Hydro A.S., 6.7% 01/15/2018                                                        216,669
        25,000    Pennsylvania P & L,  6.55% 03/01/2006                                                     27,662
        70,000    Pep Boys Manny Moe & Jack, 7.00% 06/01/2005                                               67,725
       100,000    PPG Industries, Inc., 7.40% 08/15/2019                                                   107,830
        11,000    Public Service Electric & Gas Co., 6.25% 01/01/2007                                       12,065
       300,000    Public Service Electric & Gas Co., 7.00% 09/01/2024                                      307,734
       250,000    The Sherman-Williams Co., 7.375%, 02/01/2027                                             275,930
       200,000    Transocean Sedco Forex, Inc., 7.50% 04/15/2031                                           230,153
        50,000    Travelers Property & Casualty Corp., 6.75% 11/15/2006                                     56,329
        25,000    Union Electric Co., 6.875% 08/01/2004                                                     26,717
       250,000    United Parcel Services, Inc., 1.75%, 09/27/2007                                          266,250
       300,000    Unitrin, Inc., 5.75%, 7/1/07                                                             315,329
        50,000    US Leasing International, 5.95% 10/15/2003                                                49,623
       100,000    Virginia Electric & Power Co., 7.50% 06/01/2023                                          103,488
       135,000    Wisconsin Energy Corp., 6.50% 04/01/2011                                                 150,003
                                                                                                       --------------
                                                                                                        11,857,715

                  MUNICIPAL BONDS - 0.59%
        50,000    Province of Manitoba, 6.75% 03/01/2003                                                    50,353
        25,000    Texas State University, 6.41% 03/15/2009                                                  27,773
                                                                                                       --------------
                                                                                                            78,126

                  Total Bonds (cost $11,857,773)                                                        12,415,949
                                                                                                       --------------


SHORT TERM INVESTMENTS - 4.16%
numbers of shares                                                                                        market value

     549,858  First American Treasury Obligation Fund (cost $549,858)                                     549,858
                                                                                                       ------------------

              TOTAL INVESTMENTS - 98.14% (identified cost $12,407,631)                                  12,965,807

               OTHER ASSETS AND LIABILITIES, NET - 1.86%                                                 245,120
                                                                                                       ------------------

               NET ASSETS - 100.00%                                                                   $  13,210,927
                                                                                                      ==================

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS
                                                                                                             amount

   Investments in Securities at Value (identified cost $12,407,631) [NOTE 1]                              $12,965,807
   Receivables:
     Interest                                                                                                 192,978
     Commission Receivable due from Advisor                                                                     6,178
     Fund Shares Sold                                                                                         180,350
                                                                                                        ------------------

   Total Assets                                                                                           $13,345,313
                                                                                                        ==================

LIABILITIES
                                                                                                              amount

   Payable to Custodian                                                                                      114,709
   Accrued Advisory Fees                                                                                       7,325
   Accrued 12b-1 Fees                                                                                          3,821
   Accrued Expenses                                                                                            8,531
                                                                                                        -----------------
   Total Liabilities                                                                                        $134,386

NET ASSETS
                                                                                                              amount

  Class A Shares:
    Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
                1,012,305 shares outstanding)                                                           $ 10,374,229

    Net Asset Value and Redemption price Per Class A Share
                ($10,374,229 / 1,012,305 shares)                                                        $      10.25

     Offering Price Per Share ($10.25 / 0.9575 )                                                        $      10.70

  Class B Shares:
    Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
                283,231 shares outstanding)                                                             $  2,836,698

    Net Asset Value and Offering Price Per Class B Share ($2,836,698 / 283,231 shares)                  $      10.02

    Redemption Price Per Share ($10.02 X 0.95)                                                          $       9.52

   Net Assets                                                                                           $ 13,210,927

SOURCES OF NET ASSETS
                                                                                                              amount

  At Decemer 31, 2002, Net Assets Consisted of:

    Paid-in Capital                                                                                     $12,652,751
    Net Unrealized Appreciation in Value of Investments                                                     558,176
                                                                                                        --------------
  Net Assets                                                                                            $13,210,927

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME
                                                                                       amount

  Interest                                                                         $  589,206

   Total Investment Income                                                            589,206

EXPENSES
                                                                                      amount

   Investment Advisory Fees [NOTE 3]                                                  56,751
   Transfer Agent Fees (Class A = $23,600 Class B = $5,507)                           29,107
   Administration Fees                                                                 7,224
   Auditing Fees                                                                       3,330
   12b-1 Fees (Class A = $19,245, Class B = $13,391 ) [NOTE 3]                        32,636
   Accounting Fees                                                                    31,035
   Registration Fees                                                                   7,082
   Custodian Fees                                                                      3,149
   Printing Expense                                                                    2,105
   Insurance Expense                                                                     773
   Legal Expense                                                                       1,403
   Service Fees (Class B) [NOTE 3]                                                     4,497
   Miscellaneous Expense                                                               1,298

   Total Expenses                                                                    180,390

   Expenses Waived and Reimbursed by Advisor [NOTE 3]                                (39,234)

   Total Net Expenses                                                                141,156

   Net Investment Income                                                             448,050

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
                                                                                       amount

   Net Realized Gain on Investments                                                   30,257
   Change in Unrealized Appreciation of Investments                                  592,315
   Net Realized and Unrealized Gain on Investments                                   622,572

  Increase in Net Assets Resulting from Operations                                $ 1,070,622

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS

                                                               year ended       year ended
                                                                12/31/02        12/31/01


  Operations:
   Net Investment Income                                        $448,050        $135,384
   Net Change in Unrealized Appreciation (Depreciation) of
   Investments                                                   592,315         (21,421)
   Net Realized Gain on Investments                               30,257           6,385
                                                               ------------     -----------
  Increase in Net Assets (resulting from operations)            1,070,622        120,348

  Distributions to Shareholders:
  Net Income
     Class A                                                    (366,715)       (105,934)
     Class B                                                    (82,816)        (30,858)
  Net Realized Gain
     Class A                                                    (20,422)              -
     Class B                                                    (5,584)               -
                                                                -------------   -----------
   Total Net Decrease                                           (475,537)       (136,792)

  Capital Share Transactions:
  Proceeds from Shares Sold:
     Class A                                                    6,265,246       4,520,926
     Class B                                                     2,123,831       650,127
  Dividends Reinvested:
     Class A                                                    137,979         35,316
     Class B                                                     67,373          23,622
  Cost of Shares Redeemed:
     Class A                                                    (1,287,658)     (442,396)
     Class B                                                    (489,870)       (144,253)
                                                                -------------   -----------
  Increase in Net Assets (resulting from capital share
  transactions)                                                 6,816,901       4,643,342

   Total Increase in Net Assets                                 7,411,986       4,626,898

  Net Assets:
   Beginning of Year                                            5,798,941       1,172,043

   End of Year                                                 $13,210,927      $5,798,941

  Shares of Capital Stock of the Fund Sold and Redeemed:
  Shares Sold:
     Class A                                                    640,087         462,470
     Class B                                                    219,360          67,241
  Shares Reinvested:
     Class A                                                     13,832           3,626
     Class B                                                      6,858           2,469
  Shares Redeemed:
     Class A                                                    (132,225)       (45,445)
     Class B                                                    (50,448)        (15,216)
                                                              --------------    -------------
  Net Increase in Number of Shares Outstanding                  697,464         475,145


FINANCIAL HIGHLIGHTS

     The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS A SHARES

                                                                   year        year        year          period
                                                                  ended        ended       ended          ended
                                                                12/31/02    12/31/01      12/31/00      12/31/99 (B)


  Per Share Operating Performance:
   Net Asset Value, Beginning                                    $9.73         $9.53         $9.81          $10.00
                                                               -----------  ------------ ------------  ------------

  Income from Investment Operations:
     Net Investment Income                                        0.45         0.40          0.49           0.12
     Net Realized and Unrealized Gain (Loss) on Investments       0.53         0.20         (0.27)         (0.18)
                                                               -----------  ------------  ------------  ------------
     Total from Investment Operations
                                                                  0.98         0.60          0.22          (0.06)
                                                               -----------  ------------ ------------  ------------

  Less Distributions:
     Dividends from Net Investment Income                       (0.44)       (0.40)         (0.50)         (0.13)
     Dividends from Net Realized Gain                           (0.02)           -              -              -
                                                               -----------  ------------------------  ------------
     Total Distributions                                        (0.46)       (0.40)       (0.50)        (0.13)
                                                               -----------  ------------ ------------  ------------

   Net Asset Value at End of Period                              $10.25        $9.73         $9.53          $9.81
                                                               ===========  ============ ============  ============

  Total Return (A) (D)                                             10.32%       6.37%        2.32%       (0.42)%

  Ratios/Supplemental Data:
   Net Assets, End of Period (in 000s)                           $10,374       $4,773        $667           $124

  Ratio of Expenses to Average Net Assets:
     Before Reimbursement and Waiver of Expenses by Advisor       1.74%         2.44%        8.99%        13.92%(C)
     After Reimbursement and Waiver of Expenses by Advisor        1.35%         1.35%        1.35%         1.35%(C)

  Ratio of Net Investment Income to Average Net Assets:
     Before Reimbursement and Waiver of Expenses by Advisor       4.49%         3.91%      (2.19)%       (9.88)%(C)
     After Reimbursement and Waiver of Expenses by Advisor        4.88%         5.00%        5.45%         2.70%(C)

  Portfolio Turnover                                             18.10%        20.28%       35.54%        21.25%


(A) Total Return Calculation Does Not Reflect Sales Load. (B) For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
(C) Annualized.
(D) For Periods Of Less Than One Full Year, Total Return Is Not Annualized.

FINANCIAL HIGHLIGHTS

     The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS B SHARES

                                                                      year        year         year          period
                                                                     ended       ended        ended         ended
                                                                    12/31/02    12/31/01     12/31/00       12/31/99 (B)


  Per Share Operating Performance:
   Net Asset Value, Beginning                                       $9.55         $9.54        $9.80         $10.00

  Income from Investment Operations:
    Net Investment Income                                            0.37         0.40         0.45           0.15
    Net Realized and Unrealized Gain (Loss) on Investments           0.52         (0.01)      (0.25)         (0.22)
                                                                 -----------    ----------    -----------   ----------
     Total from Investment Operations                                0.89         0.39          0.20         (0.07)

  Less Distributions:
     Dividends from Net Investment Income                            (0.40)       (0.38)        (0.46)       (0.13)
     Dividends from Net Realized Gain                                (0.02)          -             -            -
                                                                  ----------    ----------     ----------   ----------
     Total Distributions                                             (0.42)       (0.38)        (0.46)       (0.13)

   Net Asset Value at End of Period                                $ 10.02         $9.55          $9.54         $9.80

  Total Return (A) (D)                                               9.52%         4.13%           2.12%       (0.92)%

  Ratios/Supplemental Data:
   Net Assets, End of Period (in 000s)                             $ 2,837       $ 1,026         $ 506         $ 243

  Ratio of Expenses to Average Net Assets:
     Before Reimbursement and Waiver of Expenses by Advisor          2.61%        3.46%         9.74%       14.73%(C)
     After Reimbursement and Waiver of Expenses by Advisor           2.10%        2.10%         2.10%        2.10%(C)

  Ratio of Net Investment Income to Average Net Assets:
     Before Reimbursement and Waiver of Expenses by Advisor          3.57%        2.93%       (2.94)%      (2.20)%(C)
     After Reimbursement and Waiver of Expenses by Advisor           4.08%        4.29%         4.70%       10.42%(C)

  Portfolio Turnover                                                18.10%       20.28%        35.54%       21.25%

(A) Total Return Calculation Does Not Reflect Redemption Fee. (B) For the Period August 5, 1999 (Commencement of Operations) to December 31, 1999.
(C) Annualized.
(D) For Periods Of Less Than One Full Year, Total Return Is Not Annualized.

SCHEDULE OF INVESTMENTS
As of December 31, 2002

                             COMMON STOCKS - 89.91%

number of shares                                                                                     market value

               AIR TRANSPORTATION, SCHEDULED - 3.54%
         3,200 JetBlue Airways Corp.*                                                                     $ 86,400
         2,680 Ryanair Holdings Plc.* (a)                                                                  104,949
                                                                                                  -----------------
                                                                                                           191,349
                                                                                                  -----------------

               BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) - 1.11%
         2,200 Medimmune, Inc.*                                                                             59,774
                                                                                                  -----------------

               COMMUNICATIONS EQUIPMENT - 1.01%
         2,750 UTStarcom, Inc.*                                                                             54,533
                                                                                                  -----------------

               COMPUTER STORAGE DEVICES - 1.79%
         9,650 Network Appliance, Inc.*                                                                     96,500
                                                                                                  -----------------

               DRILLING OIL & GAS WELLS - 1.47%
         2,700 Ensco International, Inc.                                                                    79,515
                                                                                                  -----------------

               ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 1.14%
         1,550 St. Jude Medical, Inc.*                                                                      61,566
                                                                                                  -----------------

               FIRE, MARINE & CASUALTY INSURANCE - 1.36%
         1,950 Mercury General Corp.                                                                        73,281
                                                                                                  -----------------

               HOSPITAL & MEDICAL SERVICE PLANS  - 0.91%
         2,020 First Health Group Corp.*                                                                    49,187
                                                                                                  -----------------

               HOUSEHOLD AUDIO & VIDEO EQUIPMENT - 2.04%
         1,850 Harman International Industries, Inc.                                                       110,075
                                                                                                  -----------------

               INDUSTRIAL INORGANIC CHEMICALS - 1.60%
         1,500 Praxair, Inc.                                                                                86,655
                                                                                                  -----------------

               MOTOR VEHICLE PARTS & ACCESSORIES - 2.05%
         3,500 Gentex Corp.*                                                                               110,740
                                                                                                  -----------------

               OIL & GAS FIELD MACHINERY & EQUIPMENT - 2.02%
         5,000 National-Oilwell, Inc.*                                                                     109,200
                                                                                                  -----------------

               OIL, GAS, FIELD SERVICES - 1.62%
         2,700 BJ Services Co.*                                                                             87,237
                                                                                                  -----------------

               ORDNANCE & ACCESSORIES, (NO VEHICLES/GUIDED MISSILES)  - 1.64%
         1,425 Alliant Techsystem, Inc.*                                                                    88,849
                                                                                                  -----------------

               ORTHOPEDIC, PROSTHETIC & SURGICAL APPLIANCES & SUPPLIES - 2.33%
         4,400 Biomet, Inc.                                                                                126,104
                                                                                                  -----------------

               PERSONAL CREDIT INSTITUTIONS - 1.06%
           550 SLM Corp.                                                                                    57,123
                                                                                                  -----------------

               PHARMACEUTICAL PREPARATIONS - 3.65%
         4,100 Biovail Corp.*                                                                              108,281
         2,300 TEVA Pharmaceutical Industries, Ltd (a)                                                      88,803
                                                                                                  -----------------
                                                                                                           197,084
                                                                                                  -----------------


SCHEDULE OF INVESTMENTS
As of December 31, 2002

COMMON STOCKS - 89.91% (cont.)

number of shares                                                                                        market value

               PRINTED CIRCUIT BOARDS - 2.42%
         7,285 Jabil Circuit, Inc.*                                                                      $ 130,547
                                                                                                  -----------------

               RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 1.04%
         1,250 L 3 Communications Holdings, Inc.*                                                           56,137
                                                                                                  -----------------

               RADIO BROADCASTING STATIONS - 1.41%
         3,350 Cox Radio, Inc. - Class A*                                                                   76,413
                                                                                                  -----------------

               RETAIL - EATING PLACES  - 3.74%
         3,800 Brinker International, Inc.*                                                                122,550
         2,200 Cheesecake Factory, Inc.*                                                                    79,530
                                                                                                  -----------------
                                                                                                           202,080
                                                                                                  -----------------

               RETAIL - HOBBY, TOY & GAME SHOPS  - 2.12%
         3,650 Michaels Stores, Inc.*                                                                      114,245
                                                                                                  -----------------

               RETAIL - HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.91%
         4,550 Bed Bath & Beyond, Inc.*                                                                    157,112
                                                                                                  -----------------

               RETAIL - RETAIL STORES - 1.55%
         4,900 PETsMART, Inc.                                                                               83,937
                                                                                                  -----------------

               RETAIL - VARIETY STORES - 3.16%
         4,529 Dollar Tree Stores, Inc.*                                                                   111,278
         1,900 Family Dollar Stores, Inc.                                                                   59,299
                                                                                                  -----------------
                                                                                                           170,577
                                                                                                  -----------------

               SEARCH, DETECTION, NAVIGATION, GUIDANCE, AERONAUTICAL SYS. - 1.06%
         1,950 Garmin Ltd.*                                                                                 57,135
                                                                                                  -----------------

               SEMICONDUCTORS & RELATED DEVICES - 8.00%
         8,350 Altera Corp.*                                                                               103,039
         5,000 Intersil Holding Corp. - Class A*                                                            69,700
         1,850 Maxim Integrated Products, Inc.                                                              61,124
         2,375 Microchip Technology, Inc.*                                                                  58,069
         2,100 Qlogic Corp.*                                                                                72,471
         3,300 Xilinx, Inc.*                                                                                67,980
                                                                                                  -----------------
                                                                                                           432,383
                                                                                                  -----------------

               SERVICES - ADVERTISING AGENCIES - 1.00%
         1,600 Lamar Advertising Co. - Class A *                                                            53,840
                                                                                                  -----------------

               SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH - 2.15%
         2,650 Affymetrix, Inc.*                                                                            60,658
         7,000 Millenium Pharmaceuticals, Inc.*                                                             55,580
                                                                                                  -----------------
                                                                                                           116,238
                                                                                                  -----------------

               SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 1.63%
         5,400 Yahoo, Inc. *                                                                                88,290
                                                                                                  -----------------

               SERVICES - COMPUTER PROCESSING & DATA PREPARATION - 2.14%
         2,200 Affiliated Computer Services, Inc. - Class A*                                               115,830
                                                                                                  -----------------



SCHEDULE OF INVESTMENTS
As of December 31, 2002

COMMON STOCKS - 89.91% (cont.)

number of shares                                                                                     market value

                           SERVICES - EDUCATIONAL SERVICES - 3.01%
         1,325 Apollo Group, Inc. - Class A*                                                              $ 58,300
         2,750 Corinthian Colleges, Inc.*                                                                  104,115
                                                                                                  -----------------
                                                                                                           162,415
                                                                                                  -----------------

               SERVICES - EQUIPMENT RENTAL & LEASING  - 1.11%
         1,200 Rent-A-Center, Inc.*                                                                         59,940
                                                                                                  -----------------

               SERVICES - HELP SUPPLY SERVICES  - 2.19%
         3,700 Manpower, Inc.                                                                              118,030
                                                                                                  -----------------

               SERVICES - MANAGEMENT CONSULTING SERVICES  - 1.29%
         2,200 Hewitt Associates LLC*                                                                       69,718
                                                                                                  -----------------


               SERVICES - MISC HEALTH & ALLIED SERVICES - 1.09%
         1,675 Accredo Health, Inc.*                                                                        59,044
                                                                                                  -----------------

               SERVICES - PERSONAL SERVICES - 1.06%
         1,250 Weight Watchers International, Inc.*                                                         57,463
                                                                                                  -----------------

               SERVICES - PREPACKAGED SOFTWARE - 4.42%
         2,400 Cognos, Inc.*                                                                                56,280
         2,650 Mercury Interactive Corp.*                                                                   78,572
         3,200 National Instruments Corp.*                                                                 103,968
                                                                                                  -----------------
                                                                                                           238,820
                                                                                                  -----------------

               SERVICES - SPECIALTY OUTPATIENT FACILITIES  - 1.77%
         5,900 Caremark RX, Inc.*                                                                           95,875
                                                                                                  -----------------

               SPECIAL INDUSTRY MACHINERY - 1.09%
         2,100 Novellus Systems, Inc.*                                                                      58,968
                                                                                                  -----------------

               SURETY INSURANCE - 2.88%
         1,239 AMBAC Financial Group, Inc.                                                                  69,681
         2,856 The PMI Group, Inc.                                                                          85,794
                                                                                                  -----------------
                                                                                                           155,475
                                                                                                  -----------------

               SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 3.06%
         2,550 Boston Scientific Corp.*                                                                    108,426
         1,850 Guidant Corp.*                                                                               57,072
                                                                                                  -----------------
                                                                                                           165,498
                                                                                                  -----------------

               TELEPHONE COMMUNICATIONS (NO RADIOTELEPHONE) - 0.91%
        11,200 Sprint PCS Group*                                                                            49,056
                                                                                                  -----------------

               TELEVISION BROADCASTING STATIONS - 1.36%
         3,000 Univision Communications, Inc.*                                                              73,500
                                                                                                  -----------------

               Total Common Stocks (cost $4,980,456)                                                     4,857,338
                                                                                                  -----------------


SHORT TERM INVESTMENTS - 10.17%
number of shares                                                                                     market value


264,373     Federated Cash Trust Series II Treasury Fund                                                  264,373

285,119     First American Treasury Obligation Fund, Class S                                              285,119
                                                                                                  ------------------
             Total Short Term Investments (cost $549,492)                                                 549,492


             TOTAL INVESTMENTS - 100.08% (identified cost $5,529,948)                                   5,406,830

             LIABILITIES IN EXCESS OF OTHER ASSETS  - (0.08)%                                              (4,609)
                                                                                                  -----------------
             NET ASSETS - 100.00%                                                                      $ 5,402,221
                                                                                                  -----------------
                                                                                                  -----------------

* Non-income producing securities
(a) American Depositary Receipt

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS
                                                                                                     amount

   Investments in Securities at Value (identified cost $5,529,948) [NOTE 1]                       $5,406,830
  Receivables:

     Interest                                                                                            199
     Dividends                                                                                           188
     Fund Shares Sold                                                                                 18,550
     Prepaid expenses                                                                                  1,513
     Due from Advisor                                                                                  8,556
                                                                                                ---------------
  Total Assets                                                                                    $5,435,836

LIABILITIES
                                                                                                      amount

   Accrued 12b-1 fees                                                                              $   1,385
   Payable for Investments Purchased                                                                  21,567
   Payable for Fund Shares Redeemed                                                                    2,073
   Accrued Expenses                                                                                    8,590
                                                                                                ----------------
   Total Liabilities                                                                              $   33,615

NET ASSETS
                                                                                                       amount

  Class A Shares:
    Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
                1,070,562 shares outstanding)                                                     $ 4,877,616

    Net Asset Value and Redemption price Per Class A Share
                ($4,877,616 / 1,070,562 shares)                                                   $      4.56

   Offering Price Per Share ($4.56/ 0.9475)                                                       $      4.81

  Class B Shares:
    Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
                116,970 shares outstanding)                                                       $   524,605

     Net Asset Value and Offering Price Per Class B Share
                 ($524,605 / 116,970 shares)                                                      $      4.48

    Maximum Redemption Price Per Class B Share ($4.48 x 0.95)                                     $      4.26

   Net Assets                                                                                     $  5,402,221

SOURCES OF NET ASSETS
                                                                                                        amount

  At December 31, 2002, Net Assets Consisted of:

    Paid-in Capital                                                                               $ 7,392,000
    Accumulated Net Realized Loss on Investments                                                   (1,866,661)
    Net Unrealized Depreciation in Value of Investments                                              (123,118)
                                                                                                 --------------
   Net Assets                                                                                     $ 5,402,221

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME
                                                                                amount

   Interest                                                                      $3,451
   Dividends                                                                      5,764
                                                                               -------------
   Total Investment Income                                                        9,215

EXPENSES
                                                                                  amount

   Investment Advisory Fees [NOTE 3]                                             38,873
   Custodian Fees                                                                 9,168
   Transfer Agent Fees (Class A =$20,555, Class B = $2,209)                      22,764
   Accounting Fees                                                               24,855
   Registration Fees                                                              5,286
   12b-1 Fees (Class A =$10,498, Class B =$3,389) [NOTE 3]                       13,887
   Administration Fees                                                            5,633
   Auditing Fees                                                                  1,854
   Service Fees (Class B) [NOTE 3]                                                1,127
   Legal Expense                                                                    835
   Printing Expense                                                                 987
   Insurance Expense                                                                543
   Miscellaneous Expense                                                            336
                                                                              ------------
   Total Expenses                                                               126,148

   Expenses Waived and Reimbursed by Advisor [NOTE 3]                           (49,212)

   Total Net Expenses                                                            76,936

   Net Investment Loss                                                          (67,721)

REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS
                                                                                   amount

   Net Realized Loss on Investments                                             (1,224,764)
   Change in Unrealized Depreciation of Investments                               (395,808)
   Net Realized and Unrealized Loss on Investments                              (1,620,572)
                                                                              ---------------
   Decrease in Net Assets Resulting from Operations                            $(1,688,293)

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS

                                                                            Year ended      year ended
                                                                             12/31/02        12/31/01


  Operations:
   Net Investment Loss                                                      $ (67,721)        $(31,803)
  Net Change in Unrealized Appreciation (Depreciation) of
      Investments                                                            (395,808)         301,255
   Net Realized Loss on Investments                                        (1,224,764)        (598,152)
                                                                           ------------       ------------
 Decrease in Net Assets (resulting from operations)                        (1,688,293)         (328,700)

  Capital Share Transactions:
  Proceeds from Shares Sold:
     Class A                                                                3,330,868        3,299,422
     Class B                                                                  408,599          299,660
  Cost of Shares Redeemed:
     Class A                                                                 (440,288)        (242,322)
     Class B                                                                 (121,158)         (81,183)
  Increase in Net Assets (resulting from capital share                      -----------      ------------
  transactions)                                                              3,178,021        3,275,577

   Total Increase in Net Assets                                              1,489,728        2,946,877

  Net Assets:
  Beginning of Year                                                          3,912,493          965,616

  End of Year                                                              $ 5,402,221        3,912,493

  Shares of Capital Stock of the Fund Sold and Redeemed:
  Shares Sold:
     Class A                                                                   611,101          483,348
     Class B                                                                    77,504           43,517
  Shares Redeemed:
     Class A                                                                   (71,715)         (38,071)
     Class B                                                                   (21,856)         (11,971)
                                                                             -------------     ----------
Net Increase in Number of Shares Outstanding                                    595,034          476,823

FINANCIAL HIGHLIGHTS

     The table below set forth financial data for one share of capital stock outstanding throughout each period.

AGGRESSIVE GROWTH FUND - CLASS A SHARES

                                                                     year          year         period
                                                                    ended          ended         ended
                                                                   12/31/02      12/31/01      12/31/00(B)


  Per Share Operating Performance:
  Net Asset Value at Beginning of Period                           $ 6.61          $8.35         $10.00

  Income from Investment Operations:
     Net Investment Loss                                            (0.05)         (0.05)            -
     Net Realized and Unrealized Loss on Investments                (2.00)         (1.69)         (1.65)
                                                                 -----------     ---------    -----------
     Total from Investment Operations                               (2.05)         (1.74)         (1.65)

  Less Distributions:
     Dividends from Realized Gains                                      -              -              -
     Dividends from Net Investment Income                               -              -              -
                                                                  ----------      --------     -----------
     Total Distributions                                                -              -              -

  Net Asset Value at End of Period                                 $  4.56         $ 6.61         $ 8.35

  Total Return (A) (D)                                              (31.01)%        (20.84)%        (16.50)%

  Ratios/Supplemental Data:
  Net Assets, End of Period (in 000s)                             $  4,878          $ 3,510        $ 717

  Ratio of Expenses to Average Net Assets:
     Before Reimbursement and Waiver of Expenses by Advisor          2.64%          3.87%          10.20%(C)
     After Reimbursement and Waiver of Expenses by Advisor           1.60%          1.60%           1.60%(C)

  Ratio of Net Investment Loss to Average Net Assets:
     Before Reimbursement and Waiver of Expenses by Advisor         (2.44)%        (3.53)%         (8.91)%(C)
     After Reimbursement and Waiver of Expenses by Advisor          (1.40)%        (1.26)%         (0.31)%(C)

  Portfolio Turnover                                                134.34%        113.39%          19.00%

(A) Total Return Calculation Does Not Reflect Sales Load. (B) For The Period October 4, 2000 (commencement of operations) to December 31, 2000.
(C) Annualized
(D) For Periods of Less Than A Full Year, The Total Return Is Not Annualized.

FINANCIAL HIGHLIGHTS

     The table below set forth financial data for one share of capital stock outstanding throughout each period.

AGGRESSIVE GROWTH FUND - CLASS B SHARES

                                                                       year          year          period
                                                                      ended         ended          ended
                                                                     12/31/02      12/31/01       12/31/00(B)

  Per Share Operating Performance:
  Net Asset Value at Beginning of Period                             $ 6.56          $ 8.34        $ 10.00
                                                                   -------------  -------------   -------------

  Income from Investment Operations:
     Net Investment Loss                                              (0.08)         (0.11)              -
     Net Realized and Unrealized Loss on Investments                  (2.00)         (1.67)          (1.66)
                                                                   -------------  -------------   -------------
     Total from Investment Operations                                 (2.08)         (1.78)          (1.66)
                                                                   -------------  -------------   -------------

  Less Distributions:
     Dividends from Realized Gains                                        -              -               -
     Dividends from Net Investment Income                                 -              -               -
                                                                   -------------  -------------   -------------
     Total Distributions                                                  -              -               -
                                                                   -------------  -------------   -------------

  Net Asset Value at End of Period                                   $ 4.48          $ 6.56           $ 8.34
                                                                   =============  =============   =============

  Total Return (A) (D)                                               (31.71)%       (21.34)%        (16.60)%

  Ratios/Supplemental Data:
  Net Assets, End of Period (in 000s)                                $ 525           $ 402            $ 248

  Ratio of Expenses to Average Net Assets:
     Before Reimbursement of Expenses by Advisor                      3.70%          4.63%          10.95%(C)
     After Reimbursement of Expenses by Advisor                       2.35%          2.35%           2.35%(C)

  Ratio of Net Investment Loss to Average Net
  Assets:
     Before Reimbursement of Expenses by Advisor                    (3.50)%        (4.24)%         (9.66)%(C)
     After Reimbursement of Expenses by Advisor                     (2.15)%        (1.96)%         (1.06)%(C)

  Portfolio Turnover                                                134.34%        113.39%          19.00%

(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For The Period October 6, 2000 (commencement of operations) to December 31, 2000. (C) Annualized (D) For Periods of Less Than A Full Year, The Total Return Is Not Annualized.

SCHEDULE OF INVESTMENTS
As of December 31, 2002

                             COMMON STOCKS - 93.50%

number of shares                                                                                    market value


               ACCIDENT & HEALTH INSURANCE - 2.52%
        12,000 AFLAC, Inc.                                                                               $ 361,440
                                                                                                  -----------------

               AIRCRAFT ENGINES & ENGINE PARTS - 1.29%
         3,000 United Technologies Corp.                                                                   185,820
                                                                                                  -----------------

               BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) - 7.53%
        13,925 Amgen, Inc. *                                                                               673,135
        15,000 MedImmune, Inc. *                                                                           407,550
                                                                                                  -----------------
                                                                                                         1,080,685
                                                                                                  -----------------
               CONVERTED PAPER & PAPERBOARD PRODS (NO CONTAINERS/BOXES) - 3.44%
         4,000 3M Co.                                                                                      493,200
                                                                                                  -----------------

               ELECTRONIC COMPUTERS - 3.73%
        20,000 Dell Computer Corp. *                                                                       534,800
                                                                                                  -----------------

               ELECTRONIC CONNECTORS - 1.28%
         8,000 Molex, Inc.                                                                                 184,320
                                                                                                  -----------------

               FIRE, MARINE & CASUALTY INSURANCE - 4.70%
        11,650 American International Group, Inc.                                                          673,952
                                                                                                  -----------------

               FUNCTIONS RELATED TO DEPOSITORY BANKING - 2.19%
        20,000 Concord EFS, Inc. *                                                                         314,800
                                                                                                  -----------------

               GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 1.35%
         3,000 Illinois Tool Works, Inc.                                                                   194,580
                                                                                                  -----------------

               NATIONAL COMMERCIAL BANKS  - 2.68%
        20,250 MBNA Corp.                                                                                  385,155
                                                                                                  -----------------

               ORTHOPEDIC, PROSTHETIC & SURGICAL APPLIANCES & SUPPLIES - 4.52%
        12,500 Biomet, Inc.                                                                                358,250
         7,000 Zimmer Holdings, Inc. *                                                                     290,640
                                                                                                  -----------------
                                                                                                           648,890
                                                                                                  -----------------

               PERFUMES, COSMETICS & OTHER TOILET PREPARATIONS - 2.92%
         8,000 Colgate Palmolive Co.                                                                       419,440
                                                                                                  -----------------

               PERSONAL CREDIT INSTITUTIONS - 5.06%
         7,000 SLM Corp.                                                                                   727,020
                                                                                                  -----------------

               PHARMACEUTICAL PREPARATIONS - 6.76%
         8,000 Allergan, Inc.                                                                              460,960
         9,000 Merck & Co. , Inc.                                                                          509,490
                                                                                                  -----------------
                                                                                                           970,450
                                                                                                  -----------------

               RETAIL-DEPARTMENT STORES -1.95%
         5,000 Kohl's Corp.*                                                                               279,750
                                                                                                  -----------------

               RETAIL-DRUG STORES & PROPRIETARY STORES - 4.72%
        23,200 Walgreen Co.                                                                                677,208
                                                                                                  -----------------

               RETAIL-HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 3.61%
        15,000 Bed Bath & Beyond,  Inc. *                                                                  517,950
                                                                                                  -----------------

SCHEDULE OF INVESTMENTS
As of December 31, 2002

COMMON STOCKS - 93.50% - continued

number of shares                                                                                    market value

               RETAIL-LUMBER & OTHER BUILDING MATERIALS DEALERS - 5.90%
        15,000 Home Depot, Inc.                                                                          $ 359,400
        13,000 Lowes Companies, Inc.                                                                       487,500
                                                                                                  -----------------
                                                                                                           846,900
                                                                                                  -----------------

               RETAIL-VARIETY STORES - 2.09%
        10,000 Target Corp.                                                                                300,000
                                                                                                  -----------------

               SEMICONDUCTORS & RELATED DEVICES - 2.33%
        13,000 Linear Technology Corp.                                                                     334,360
                                                                                                  -----------------

               SERVICES-COMPUTER PROCESSING AND DATA PREPARATION - 3.62%
        13,250 Automatic Data Processing, Inc.                                                             520,063
                                                                                                  -----------------

               SERVICES-PREPACKAGED SOFTWARE - 1.54%
        29,675 Siebel Systems, Inc. *                                                                      221,969
                                                                                                  -----------------

               SHIP & BOAT BUILDING & REPAIRING - 3.87%
         7,000 General Dynamics Corp.                                                                      555,590
                                                                                                  -----------------

               SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 4.21%
         9,000 Stryker Corp.                                                                               604,080
                                                                                                  -----------------

               TRUCKING & COURIER SERVICES (NO AIR) - 3.08%
         7,000 United Parcel Service, Inc., Class B                                                        441,560
                                                                                                  -----------------

               WHOLESALE-DRUGS PROPRIETARIES & DRUGGISTS' SUNDRIES - 3.91%
         9,475 Cardinal Health, Inc.                                                                       560,825
                                                                                                  -----------------

               WHOLESALE-GROCERIES & RELATED PRODUCTS - 2.70%
        13,000 Sysco Corp.                                                                                 387,270
                                                                                                  -----------------

               Total Common Stocks  (cost $14,908,884)                                                  13,422,077
                                                                                                  -----------------


SHORT-TERM INVESTMENTS - 4.88%
number of shares                                                                                    market value

       700,000 First American Treasury Obligation Fund (cost $700,000)                                     700,000
                                                                                                  -----------------

               TOTAL INVESTMENTS - 98.38% (identified cost $15,608,884)                                 14,122,077

               OTHER ASSETS IN EXCESS OF LIABILITIES - 1.62%                                               232,437
                                                                                                  -----------------

               NET ASSETS - 100.00%                                                                   $ 14,354,514
                                                                                                  =================

*Non-income producing securities

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS                                                                                              amount

   Investments in Securities at Value (identified cost $15,608,884 ) [NOTE 1]                   $ 14,122,077
   Cash                                                                                              206,458
   Receivables:
      Interest                                                                                           385
      Dividends                                                                                       11,214
      Fund Shares Sold                                                                                32,563
   Prepaid Expenses                                                                                    2,439
   Fund Shares Commissions Receivable from Advisor                                                     2,680
                                                                                           -------------------

Total Assets                                                                                     $ 14,377,816
                                                                                           ===================

LIABILITIES
                                                                                                    amount
Accrued Advisory Fees                                                                                 $ 5,009
Accrued 12b-1 Fees                                                                                      3,574
Payable for Fund Shares Redeemed                                                                        4,219
Accrued Expenses                                                                                       10,500
                                                                                           -------------------

Total Liabilities                                                                                    $ 23,302
                                                                                           ===================


NET ASSETS
                                                                                                  amount
Class A Shares:
  Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
              2,537,331 shares outstanding)                                                      $ 13,043,636
  Net Asset Value and Redemption Price Per Class A Share
              ($13,043,636/2,537,331 shares)                                                           $ 5.14
  Offering Price Per Share ($5.14/0.9475)                                                              $ 5.42

Class B Shares:
  Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
              258,687 shares outstanding)                                                         $ 1,310,878
  Net Asset Value and Offering Price Per Class B Share
              ($1,310,878/258,687 shares)                                                              $ 5.07
  Maximum  Redemption Price Per Class B Share ($5.07 x 0.95 )                                          $ 4.81

Net Assets                                                                                       $ 14,354,514
                                                                                           ===================


SOURCES OF NET ASSETS
                                                                                                  amount

 At December 31, 2002, Net Assets Consisted of:
  Paid-in Capital                                                                                $ 19,148,358
  Accumulated Net Realized Loss on Investments                                                     (3,307,037)
  Net Unrealized Depreciation in Value of Investments                                              (1,486,807)
                                                                                           -------------------

Net Assets                                                                                       $ 14,354,514
                                                                                           ===================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME

                                                                                                       amount

Interest                                                                                              $ 4,944
Dividends                                                                                              68,112
                                                                                           -------------------

Total Investment Income                                                                                73,056
                                                                                           -------------------

EXPENSES
                                                                                                   amount

Investment Advisory Fees [NOTE 3]                                                                     104,074
Administration Fees                                                                                     6,783
12b-1 Fees (Class A = $28,156, Class B = 8,042) [NOTE 3]                                               36,198
Accounting Fees                                                                                        21,863
Registration Fees                                                                                       6,623
Transfer Agent Fees (Class A = $30,064, Class B = $2,869)                                              32,933
Custodian Fees                                                                                          4,421
Pricing Expense                                                                                         2,918
Printing Expense                                                                                        2,693
Auditing Fees                                                                                           5,348
Insurance Expense                                                                                       1,337
Legal Expense                                                                                           2,001
Service Fees (Class B) [NOTE 3]                                                                         2,683
Miscellaneous Expense                                                                                     926
                                                                                           -------------------

Total Expenses                                                                                        230,801

Expenses Waived and Reimbursed by Advisor [NOTE 3]                                                    (26,641)
                                                                                           -------------------

Total Net Expenses                                                                                    204,160
                                                                                           -------------------

Net Investment Loss                                                                                  (131,104)
                                                                                           -------------------


REALIZED AND UNREALIZED LOSS ON INVESTMENTS
                                                                                                       amount

Net Realized Loss on Investments                                                                   (2,799,300)
Change in Unrealized Depreciation of Investments                                                   (1,277,088)
                                                                                           -------------------
                                                                                           -------------------
Net Realized and Unrealized Loss on Investments                                                    (4,076,388)
                                                                                           -------------------

Decrease in Net Assets Resulting from Operations                                                 $ (4,207,492)
                                                                                           ===================

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS

                                                            year ended           year ended
                                                             12/31/02             12/31/01

  Operations:
  Net Investment Loss                                        $  (131,104)        $ (57,897)
  Net Change in Unrealized Depreciation of Investments        (2,799,300)         (146,495)
  Net Realized Loss on Investments                            (1,277,088)         (505,974)
                                                             ------------      ------------
  Decrease in Net Assets (resulting from operations)          (4,207,492)         (710,366)

  Capital Share Transactions:
  Proceeds from Shares Sold:
     Class A                                                   9,248,432         8,195,887
     Class B                                                     996,860           735,212
  Cost of Shares Redeemed:
     Class A                                                  (1,215,853)         (302,549)
     Class B                                                    (239,508)         (136,616)
  Increase in Net Assets (resulting from capital share       ------------       -------------
  transactions)                                                8,789,931          8,491,934

  Total Increase in Net Assets                                 4,582,439          7,781,568

  Net Assets:
  Beginning of Year                                            9,772,075         1,990,507

  End of Year                                                $14,354,514        $9,772,075

  Shares of Capital Stock of the Fund Sold and Redeemed:
  Shares Sold:
     Class A                                                   1,523,174         1,091,786
     Class B                                                     173,694           98,379
  Shares Redeemed:
     Class A                                                    (202,436)         (39,278)
     Class B                                                     (42,116)          (18,377)
                                                              ------------      ------------
  Net Increase in Number of Shares Outstanding                 1,452,316          1,132,510

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS A SHARES

                                                                   year ended       year ended      period ended
                                                                    12/31/02         12/31/01         12/31/00 (B)


 Per Share Operating Performance:
 Net Asset Value at Beginning of Period                              $ 7.28           $ 9.43          $ 10.00

 Income from Investment Operations:
    Net Investment Loss                                               (0.04)           (0.04)               -
    Net Realized and Unrealized Loss on Investments                   (2.10)           (2.11)            (0.57)
                                                                   ------------     ------------     --------------
    Total from Investment Operations                                  (2.14)           (2.15)            (0.57)

  Net Asset Value at End of Period                                  $  5.14            $ 7.28          $  9.43

 Total Return (A)(D)                                                 (29.40)%          (22.80)%          (5.69)%

 Ratios/Supplemental Data:
  Net Assets, End of Period (in 000s)                               $ 13,044           $ 8,854          $ 1,547

 Ratio of Expenses to Average Net Assets:
    Before Reimbursement and Waiver of Expenses by Advisor             1.80%             2.32%            5.55%(C)
    After Reimbursement and Waiver of Expenses by Advisor              1.60%             1.60%            1.60%(C)

 Ratio of Net Investment Loss to Average Net Assets:
    Before Reimbursement and Waiver of Expenses by Advisor            (1.21)%           (1.72)%          (3.98)%(C)
    After Reimbursement and Waiver of Expenses by Advisor             (1.01)%           (1.00)%          (0.03)%(C)

 Portfolio Turnover                                                    52.28%            20.47%            4.46%

(A) Total Return Calculation Does Not Reflect Sales Load. (B) For the period October 5, 2000 (commencement of operations) to December 31, 2000.
(C) Annualized
(D) For periods of less than a full year, the total return is not annualized.

FINANCIAL HIGHLIGHTS

     The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS B SHARES

                                                            year ended       year ended      year ended
                                                             12/31/02         12/31/01        12/31/00 (b)

  Per Share Operating Performance:
  Net Asset Value at Beginning of Period                     $ 7.22           $ 9.41           $10.00

  Income from Investment Operations:
     Net Investment Loss                                     (0.07)            (0.08)          (0.01)
     Net Realized and Unrealized Loss on Investments         (2.08)            (2.11)          (0.58)
                                                            ----------       ----------      ------------
     Total from Investment Operations                        (2.15)            (2.19)          (0.59)

  Net Asset Value at End of Period                           $ 5.07           $ 7.22            $ 9.41

  Total Return (A)(D)                                      (29.92)%          (23.27)%         (5.89)%

  Ratios/Supplemental Data:
  Net Assets, End of Period (in 000s)                       $ 1,311            $ 918             $ 444

  Ratio of Expenses to Average Net Assets:
     Before Reimbursement of Expenses by Advisor              2.72%             3.66%           6.30% (C)
     After Reimbursement of Expenses by Advisor               2.35%             2.35%           2.35% (C)

  Ratio of Net Investment Loss to Average Net
  Assets:
     Before Reimbursement of Expenses by Advisor            (2.12)%           (3.11)%         (4.73)% (C)
     After Reimbursement of Expenses by Advisor             (1.75)%           (1.80)%         (0.78)% (C)

  Portfolio Turnover                                         52.28%            20.47%           4.46%

(A) Total Return Calculation Does Not Reflect Sales Load. (B) For the period October 9, 2000 (Commencement of operations) to December 31, 2000.
(C) Annualized
(D) For periods of less than a full year, the total return is not annualized.

SCHEDULE OF INVESTMENTS
As of December 31, 2002

                             MUTUAL FUNDS - 99.70%

number of shares                                                                  market value


755,427        Timothy Aggressive Growth Fund, Class A *                         $  3,444,749

1,125,575      Timothy Large/Mid-Cap Growth Fund, Class A *                         5,785,453

463,303        Timothy Large/Mid-Cap Value Fund, Class A *                          4,220,690

298,543        Timothy Small Cap Value Fund, Class A                                3,322,778
                                                                                -----------------
               TOTAL  COMMON STOCK (Cost $21,268,116)                              16,773,670


               TOTAL INVESTMENTS - 99.70% (identified cost $21,268,116)            16,773,670

               OTHER ASSETS AND LIABILITIES - 0.30%                                    50,294
                                                                                -----------------
               NET ASSETS - 100.00%                                              $ 16,823,964
                                                                                ================

* Non-income producing securities

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS
                                                                                                  amount

  Investments in Securities at Value (identified cost $21,268,116 ) [NOTE 1]                     $ 16,773,670
Receivables:
   Fund Shares Sold                                                                                    78,288
   Interest Receivable                                                                                     40
   Due From Advisor                                                                                     6,303
                                                                                           -------------------

Total Assets                                                                                     $ 16,858,301
                                                                                           ===================

LIABILITIES
                                                                                                    amount

Payable for Fund Shares Redeemed                                                                        2,760
Payable to Custodian                                                                                    7,375
Accrued Advisory Fees                                                                                   2,937
Accrued 12b-1 Fees                                                                                      7,508
Accrued Expenses                                                                                       13,757
                                                                                           -------------------

Total Liabilities                                                                                    $ 34,337
                                                                                           ===================


NET ASSETS
                                                                                                    amount

  Class A Shares:
    Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
                1,173,014 shares outstanding)                                                   $ 7,430,334

    Net Asset Value and Redemption Price Per Class A Share
               ($7,430,334/ 1,173,014 shares)                                                   $      6.33

    Offering Price Per Share ($6.33/0.9475)                                                     $      6.68

  Class B Shares:
    Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
                1,504,056 shares outstanding)                                                   $ 9,393,630

     Net Asset Value and Offering Price Per Class B Share
               ($9,393,630 / 1,504,056 shares)                                                  $      6.25

    Maximum Redemption Price Per Class B Share ($6.25 x 0.95)                                   $      5.94

  Net Assets                                                                                    $16,823,964

SOURCES OF NET ASSETS
                                                                                                amount

  At December 31, 2002, Net Assets Consisted of:

    Paid-in Capital                                                                               $ 21,338,655
    Net Accumulated Realized Loss on Investments                                                       (20,245)
     Net Unrealized Depreciation in Value of Investments                                            (4,494,446)
                                                                                                ----------------
  Net Assets                                                                                      $ 16,823,964

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME

                                                                                                  amount

Interest                                                                                              $ 1,080
                                                                                           -------------------

Total Investment Income                                                                                 1,080
                                                                                           -------------------


EXPENSES
                                                                                                     amount

Investment Advisory Fees [NOTE 3]                                                                      22,738
Accounting Fees                                                                                        25,577
Transfer Agent Fees (Class A = $15,875, Class B = $21,693)                                             37,568
12b-1 Fees (Class A = $15,932, Class B = $66,371)  [NOTE 3]                                            82,303
Custodian Fees                                                                                          6,070
Administration Fees                                                                                     8,908
Auditing Fees                                                                                           6,963
Service Fees (Class B) [NOTE 3]                                                                        60,208
Registrations Expense                                                                                   9,974
Legal Expense                                                                                           2,483
Insurance Expense                                                                                       1,604
Printing Expense                                                                                        3,393
Miscellaneous Expense                                                                                   1,455
                                                                                           -------------------

Total Expenses                                                                                        269,244

Expenses Waived and Reimbursed by Advisor [NOTE 3]                                                    (13,709)
                                                                                           -------------------

Total Net Expenses                                                                                    255,535
                                                                                           -------------------

Net Investment Loss                                                                                  (254,455)
                                                                                           -------------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                                                     amount

Net Realized Loss on Investment Securities                                                            (21,847)
Capital Gain Distributions from other Investment Companies                                              1,559
Change in Unrealized Depreciation of Investments                                                   (4,365,635)
                                                                                           -------------------
Net Realized and Unrealized Loss on Investments                                                    (4,385,923)
                                                                                           -------------------

Decrease in Net Assets Resulting from Operations                                                 $ (4,640,378)
                                                                                           ===================

STATEMENT OF CHANGES IN NET ASSETS


INCREASE IN NET ASSETS

                                                                  year ended        year ended
                                                                   12/31/02          12/31/01


  Operations:
   Net Investment Loss                                           $(254,455)         $ (101,757)
   Net Change in Unrealized Depreciation of Investments         (4,365,635)            (92,430)
   Capital Gain Distributions from Other Investment Companies        1,559              13,115
   Net Realized Loss on Investments                                (21,847)               (630)
                                                                --------------      -------------
   Decrease in Net Assets (resulting from operations)           (4,640,378)           (181,702)

  Distributions to Shareholders:
  Net Capital Gains:
     Class A                                                       (233)               (7,201)
     Class B                                                       (298)              (11,483)
                                                                --------------       -------------
  Total Distributions                                              (531)              (18,684)

  Capital Share Transactions:
  Proceeds from Shares Sold:
     Class A                                                     5,482,338          4,330,628
     Class B                                                     6,156,072          6,707,533
  Dividends Reinvested:
     Class A                                                      226                   7,101
     Class B                                                      280                  10,787
  Cost of Shares Redeemed:
     Class A                                                     (772,079)           (114,860)
     Class B                                                   (1,118,254)           (384,975)
  Increase in Net Assets (resulting from capital share        --------------    ---------------
  transactions)                                                 9,748,583          10,556,214
                                                              --------------    ---------------
   Total Increase in Net Assets                                 5,107,674          10,355,828

  Net Assets:
  Beginning of year                                            11,716,290           1,360,462

  End of Year                                                $ 16,823,964        $  11,716,290

  Shares of Capital Stock of the Fund Sold and Redeemed:
  Shares Sold:
     Class A                                                      728,315            517,676
     Class B                                                      827,148            788,513

  Cost of Shares Reinvested:
     Class A                                                           35                848
     Class B                                                           44              1,298

  Shares Redeemed:
     Class A                                                      (106,990)          (14,332)
     Class B                                                      (159,680)          (47,397)
                                                                -------------     -------------
  Net Increase in Number of Shares Outstanding                   1,288,872          1,246,606

FINANCIAL HIGHLIGHTS

     The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS A SHARES

                                                                    year           year         period
                                                                   ended          ended         ended
                                                                 12/31/02       12/31/01      12/31/00(D)


  Per Share Operating Performance:
  Net Asset Value at Beginning of Period                          $ 8.47          $ 9.61         $ 10.00

  Income from Investment Operations:
     Net Investment Loss                                           (0.07)          (0.05)         (0.01)
     Net Realized and Unrealized Loss on Investments               (2.07)          (1.08)         (0.38)
                                                               ------------     ----------     -----------
     Total from Investment Operations                              (2.14)          (1.13)         (0.39)

     Less Distributions:
     Dividends from Realized Gains                                     -   *       (0.01)             -
     Dividends from Net Investment Income                              -               -              -
                                                               ------------     ----------      ----------
     Total Distributions                                               -           (0.01)             -

  Net Asset Value at End of Period                                $ 6.33            $ 8.47          $ 9.61

  Total Return (A) (B)                                           (25.26)%         (11.72)%        (3.90)%(B)

  Ratios/Supplemental Data:
  Net Assets, End of Period (in 000s)                            $ 7,430            $ 4,675          $ 456

  Ratio of Expenses to Average Net Assets:
     Before Reimbursement and waiver of Expenses by Advisor        1.34%           1.68%          6.80%(C)
     After Reimbursement and waiver of Expenses by Advisor         1.25%           1.25%          1.25%(C)

  Ratio of Net Investment Loss to Average Net Assets:
     Before Reimbursement and waiver of Expenses by Advisor      (1.34)%         (1.61)%        (6.22)%(C)
     After Reimbursement and waiver of Expenses by Advisor       (1.25)%         (1.18)%        (0.67)%(C)

  Portfolio Turnover                                               0.67%           0.15%          0.30%

(A) Total Return Calculation Does Not Reflect Sales Load. (B) For Periods Of Less Than A Full Year, The Total Return is Not Annualized.
(C) Annualized
(D) For the Period October 5, 2000 (commencement of operations) to December 31, 2000. * Distribution was less than $0.01 per share

FINANCIAL HIGHLIGHTS

     The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS B SHARES

                                                                year           year          period
                                                                ended          ended          ended
                                                               12/31/02       12/31/01     12/31/00(D)


  Per Share Operating Performance:
  Net Asset Value at Beginning of Period                        $ 8.42         $ 9.61        $ 10.00

  Income from Investment Operations:
     Net Investment Loss                                        (0.12)          (0.09)        (0.03)
     Net Realized and Unrealized Loss on
         Investments                                            (2.05)          (1.09)        (0.36)
                                                            ------------     -----------    -----------
     Total from Investment Operations                           (2.17)          (1.18)        (0.39)

     Less Distributions:
     Dividends from Realized Gains                                  -  *        (0.01)            -
     Dividends from Net Investment Income                           -               -             -
                                                            ------------     -----------     ----------
     Total Distributions                                            -           (0.01)            -

  Net Asset Value at End of Period                            $   6.25          $ 8.42        $ 9.61

  Total Return (A) (B)                                          (25.77)%        (12.24)%       (3.90)%(B)

  Ratios/Supplemental Data:
  Net Assets, End of Period (in 000s)                         $ 9,394          $ 7,042        $  904

  Ratio of Expenses to Average Net Assets:
     Before Reimbursement of Expenses by Advisor                 2.10%           2.27%         7.55%(C)
     After Reimbursement of Expenses by Advisor                  2.00%           2.00%         2.00%(C)

  Ratio of Net Investment Loss to Average Net
  Assets:
     Before Reimbursement of Expenses by Advisor                 (2.10)%         (2.21)%       (6.97)%(C)
     After Reimbursement of Expenses by Advisor                  (2.00)%         (1.94)%       (1.42)%(C)

  Portfolio Turnover                                              0.67%           0.15%         0.30%

(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For Periods Of Less Than A Full Year, The Total Return is Not Annualized (C) Annualized (D) For the Period October 9, 2000 (commencement of operations) to December 31, 2000.
* Distribution was less than $0.01 per share

SCHEDULE OF INVESTMENTS
As of December 31, 2002

Common Stocks - 99.56%
number of shares                                                                     market value

507,037         Timothy Fixed Income Fund, Class A                                    $ 5,197,125
673,530         Timothy Large/Mid-Cap Growth Fund, Class A *                            3,461,943
572,421         Timothy Large/Mid-Cap Value Fund, Class A *                             5,214,755
311,528         Timothy Small Cap Value Fund, Class A                                   3,467,307
                                                                                  -----------------

               Total Common Stocks (cost $19,328,619)                                $ 17,341,130
                                                                                  -----------------



Short Term Investments - 0.05%
number of shares                                                                      market value

9,465          First American Treasury Obligation Fund (cost $9,465)                      $ 9,465
                                                                                  -----------------

               TOTAL INVESTMENTS - 99.61% (identified cost $19,338,084)                17,350,595

               OTHER ASSETS AND LIABILITIES, NET - 0.39%                                   67,917
                                                                                  -----------------

               NET ASSETS - 100.00%                                                  $ 17,418,512
                                                                                  =================

* Non-income producing securities

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS
                                                                                                 amount

  Investments in Securities at Value (identified cost $19,338,084) [NOTE 1]                      $ 17,350,595
  Cash                                                                                                    101
  Receivables:
   Dividends                                                                                           52,579
   Interest                                                                                                26
   Commission Receivable due from Advisor                                                               6,893
   Fund shares sold                                                                                    87,071
                                                                                           -------------------

Total Assets                                                                                     $ 17,497,265
                                                                                           ===================

LIABILITIES
                                                                                                  amount

Accrued 12b-1 fees                                                                                      7,267
Payable for Fund Shares Redeemed                                                                       60,938
Accrued Expenses                                                                                       10,548
                                                                                           -------------------

Total Liabilities                                                                                    $ 78,753
                                                                                           ===================

NET ASSETS
                                                                                                   amount

  Class A Shares:
    Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
                1,167,424 shares outstanding)                                                   $ 9,572,913

    Net Asset Value and Redemption price Per Class A Share
                ($9,572,913 / 1,167,424 shares)                                                 $      8.20

    Offering Price Per Share ($8.20 / 0.9475)                                                   $      8.65

  Class B Shares:
    Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
                973,787 shares outstanding)                                                     $ 7,845,599

    Net Asset Value and Offering Price Per Class B Share
                ($7,845,599 / 973,787 shares)                                                   $      8.06

    Maximum Redemption Price Per Share ($8.06 x 0.95)                                           $      7.66

  Net Assets                                                                                    $ 17,418,512

SOURCES OF NET ASSETS
                                                                                                               amount

  At December 31, 2002, Net Assets Consisted of:

    Paid-in Capital                                                                             $  19,436,169
    Accumulated Net Realized Loss on Investments                                                $     (30,168)
     Net Unrealized Depreciation in Value of Investments                                        $  (1,987,489)
                                                                                                ----------------
  Net Assets                                                                                    $  17,418,512

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME
                                                                                                      amount

Interest                                                                                                $ 951
Dividends                                                                                             206,061
                                                                                           -------------------

Total Investment Income                                                                               207,012
                                                                                           -------------------


EXPENSES
                                                                                                       amount

Investment Advisory Fees [NOTE 3]                                                                      21,442
Transfer Agent Fees (Class A =$21,205, Class B =$15,697)                                               36,902
Administration Fees                                                                                     8,907
12b-1 Fees (Class A =$20,620, Class B =$46,001) [NOTE 3]                                               66,621
Accounting Fees                                                                                        26,014
Custodian Fees                                                                                          5,703
Auditing Fees                                                                                           6,859
Servicing Fees  (Class B) [NOTE 3]                                                                     51,283
Insurance Expense                                                                                       1,314
Legal Expense                                                                                           2,377
Registration Expense                                                                                   11,118
Printing Expense                                                                                        2,978
Miscellaneous Expense                                                                                   1,378
                                                                                           -------------------

Total Expenses                                                                                        242,896

Expenses Waived and Reimbursed by Advisor [NOTE 3]                                                    (26,278)
                                                                                           -------------------

Total Net Expenses                                                                                    216,618
                                                                                           -------------------

Net Investment Income                                                                                  (9,606)
                                                                                           -------------------



REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                                                    amount

Net Realized Loss on Investments                                                                            -
Capital Gain Distributions from other Investment Companies                                              7,227
Change in Unrealized Depreciation of Investments                                                   (2,136,114)
                                                                                           -------------------
Net Realized and Unrealized Loss on Investments                                                    (2,128,887)
                                                                                           -------------------

Increase in Net Assets Resulting from Operations                                                 $ (2,138,493)
                                                                                           ===================

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS

                                                                 Year ended       Year ended
                                                                   12/31/02         12/31/01

  Operations:
  Net Investment Income (Loss)                                   $  (9,606)         $  500
  Net Change in Unrealized Appreciation (Depreciation) of
        Investments                                             (2,136,114)         151,801
  Capital Gain Distributions From Other Investment Companies         7,227           12,637
  Net Realized (Loss) on Investments                                     -          (50,032)
                                                                 -----------        -----------
  Increase (Decrease) in Net Assets (resulting from operations)  (2,138,493)         114,906

  Distributions to shareholders:
  Net Income
     Class A                                                           (116)           (645)
     Class B                                                            (97)            (42)
  Capital Gains
     Class A                                                              -          (5,335)
     Class B                                                              -          (3,857)
  Total Distributions                                                   (213)        (9,879)

  Capital Share Transactions:
  Proceeds from Shares Sold:
     Class A                                                       6,269,947         5,611,527
     Class B                                                       5,548,608         3,920,643
  Cost of Shares Redeemed:
     Class A                                                      (1,299,346)         (198,550)
     Class B                                                      (1,089,694)          (98,233)
  Cost of Shares Reinvested:
     Class A                                                             109             5,497
     Class B                                                              92             3,633

  Increase in Net Assets (resulting from capital share
  transactions)                                                    9,429,716         9,244,517

  Total Increase in Net Assets                                     7,291,010         9,349,544

  Net Assets:
  Beginning of Year                                              10,127,502            777,958

  End of Year                                                   $ 17,418,512       $ 10,127,502

  Shares of Capital Stock of the Fund Sold:
  Shares Sold:
     Class A                                                      708,893              604,976
     Class B                                                      634,425              427,286
  Cost of Shares Redeemed:
     Class A                                                     (155,281)             (21,550)
     Class B                                                     (125,870)             (10,746)
  Cost of Shares Reinvested:
     Class A                                                           13                  590
     Class B                                                           11                  394
                                                                ------------    ----------------
  Net Increase in Number of Shares Outstanding                    1,062,191         1,000,950

FINANCIAL HIGHLIGHTS

     The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS A SHARES

                                                                  year          year         period
                                                                  ended         ended         ended
                                                                12/31/02      12/31/01      12/31/00(D)

  Per Share Operating Performance:
  Net Asset Value at Beginning of Period                        $ 9.43         $ 9.98         $ 10.00

  Income from Investment Operations:
     Net Investment Income (Loss)                                0.02           (0.01)           0.02
     Net Realized and Unrealized Loss on
          Investments                                           (1.25)          (0.53)          (0.04)
                                                              -----------       ----------   -------------
     Total from Investment Operations                           (1.23)          (0.54)          (0.02)

  Less Distributions:
     Dividends from Realized Gains                                  -           (0.01)              -
     Dividends from Net Investment Income                           -   *       (0.00) *            -
                                                               ----------       ----------   -------------
     Total Distributions                                            -           (0.01)              -

  Net Asset Value at End of Period                              $ 8.20          $ 9.43          $ 9.98

  Total Return (A) (B)                                          (13.03)%        (5.41)%        (0.20)%

  Ratios/Supplimental Data:
  Net Assets, End of Period (in 000s)                           $ 9,573         $ 5,787         $  297

  Ratio of Expenses to Average Net Assets:
     Before Reimbursement of Expenses by Advisor                  1.38%          1.74%          9.91%(C)
     After Reimbursement of Expenses by Advisor                   1.20%          1.20%          1.20%(C)

  Ratio of Net Investment Income (Loss) to Average Net Assets:
     Before Reimbursement of Expenses by Advisor                  0.06%        (0.17)%        (7.41)%(C)
     After Reimbursement of Expenses by Advisor                   0.24%          0.37%          1.30%(C)

  Portfolio Turnover                                               0.00%          4.03%          0.56%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C) Annualized (D) For the period October 5, 2000 (Commencement of Operations) to December 31, 2000.
* Distribution was less than $0.01 per share.

FINANCIAL HIGHLIGHTS

     The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS B SHARES

                                                                 year           year             period
                                                                ended          ended             ended
                                                               12/31/02       12/31/01          12/31/00(D)


  Per Share Operating Performance:
  Net Asset Value at Beginning of Period                       $9.33           $ 9.96           $ 10.00

  Income from Investment Operations:
     Net Investment Loss                                       (0.03)           (0.02)                -
     Net Realized and Unrealized Loss on
          Investments                                          (1.24)           (0.60)            (0.04)
                                                             -----------       ---------       ------------
     Total from Investment Operations                          (1.27)           (0.62)            (0.04)

  Less Distributions:
     Dividends from Realized Gains                                 -            (0.01)                -
     Dividends from Net Investment Income                          -*            0.00 *               -
                                                             -----------       ----------      -------------
     Total Distributions                                           -            (0.01)                -

  Net Asset Value at End of Period                            $ 8.06           $ 9.33             $ 9.96

  Total Return (A) (B)                                        (13.64)%          (6.23)%            (0.40)%

  Ratios/Supplimental Data:
  Net Assets, End of Period (in 000s)                         $ 7,846          $ 4,340             $  481

  Ratio of Expenses to Average Net Assets:
     Before Reimbursement of Expenses by Advisor               2.13%(C)          2.70%            10.66%(C)
     After Reimbursement of Expenses by Advisor                1.95%(C)          1.95%            1.95%(C)

  Ratio of Net Investment Income (Loss) to Average Net Assets:
     Before Reimbursement of Expenses by Advisor              (0.67)%(C)        (1.19)%           (8.16)%(C)
     After Reimbursement of Expenses by Advisor               (0.49)%(C)        (0.44)%            0.55%(C)

  Portfolio Turnover                                           0.00%             4.03%              0.56%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C) Annualized (D) For the period October 5, 2000 (Commencement of Operations) to December 31, 2000.
* Distribution was less than $0.01 per share.

SCHEDULE OF INVESTMENTS
As of December 31, 2002

SHORT TERM INVESTMENTS - 95.67%

par value                                                                                              market value

                Government Agencies - 95.67%
400,000         Federal Home Loan Bank, 1.29%, 01/10/2003                                                 $ 399,857
450,000         Federal Home Loan Bank, 1.52%, 01/24/2003                                                   449,543
300,000         Federal Home Loan Bank, 1.10%, 02/12/2003                                                   299,605
300,000         Federal Home Loan Bank, 1.24%, 02/14/2003                                                   299,535
300,000         Federal Home Loan Bank, 1.49%, 02/19/2003                                                   299,380
300,000         Federal Home Loan Bank, 1.52%, 03/21/2003                                                   298,986
450,000         Federal Home Loan Bank, 1.56%, 04/23/2003                                                   447,794
900,000         Federal Home Loan Bank, 1.19%, 05/21/2003                                                   895,800
                                                                                                  -----------------
                Total Short Term Investments (cost $3,390,500)                                            3,390,500
                                                                                                  -----------------

                Money Market Instruments - 3.85%
136,556         First American Treasury Obligation Fund,  0.70%, (a) (                                      136,556
                (Cost $136,556)                                                                   -----------------


               TOTAL INVESTMENTS - 99.52% (identified cost $3,527,056)                                   3,527,056
                                                                                                  -----------------

               OTHER ASSETS AND LIABILITIES, NET - .48%                                                     16,972
                                                                                                  -----------------

               NET ASSETS - 100.00%                                                                    $ 3,544,028
                                                                                                  =================

(a) Variable rate security; the rate shown represents the rate at December 31, 2002.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

ASSETS
                                                                                                 amount

Investments in Securities at Value (identified cost $3,527,056) [NOTE 1]                          $ 3,527,056
Receivables:
   Interest                                                                                               109
   Fund Shares Sold                                                                                    21,872
   From Investment Advisor                                                                                684
                                                                                           -------------------

Total Assets                                                                                      $ 3,549,721
                                                                                           ===================

LIABILITIES
                                                                                                  amount

Payable for Fund Shares Redeemed                                                                      $ 1,771
Accrued Expenses                                                                                        3,922
                                                                                           -------------------

Total Liabilities                                                                                     $ 5,693
                                                                                           ===================

NET ASSETS
                                                                                                      amount

                                                                                            $
Shares of Capital Stock Outstanding (par value $0.001,
        unlimited shares authorized)                                                        $      3,543,730
Net Asset Value, Offering and Redemption Price Per Share
        ($3,544,028 / 3,543,730 shares)                                                     $           1.00

Net Assets                                                                                  $      3,544,028

SOURCES OF NET ASSETS
                                                                                                     amount

  At December 31, 2002, Net Assets Consisted of:

    Paid-in Capital                                                                         $      3,543,804

    Undistributed Net Investment Income                                                     $            224
                                                                                           ------------------
  Net Assets                                                                                $      3,544,028

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME
                                                                                               amount

Interest                                                                                             $ 54,138
                                                                                           -------------------

Total Investment Income                                                                                54,138
                                                                                           -------------------


EXPENSES
                                                                                   amount

Investment Advisory Fees [NOTE 3]                                                                      19,878
Transfer Agent Fees                                                                                    13,633
Administration Fees                                                                                     3,363
Accounting Fees                                                                                        13,625
Auditing Fees                                                                                           1,118
Insurance Fees                                                                                            439
Legal Fees                                                                                                483
Registration Fees                                                                                       4,692
Custodian Fees                                                                                          2,126
Pricing Fees                                                                                            1,265
Printing Fees                                                                                             771
Miscellaneous Expense                                                                                       7
                                                                                           -------------------

Total Expenses                                                                                         61,400

Expenses Waived and Reimbursed by Advisor [NOTE 3]                                                    (33,176)
                                                                                           -------------------

Total Net Expenses                                                                                     28,224
                                                                                           -------------------

Net Investment Income                                                                                  25,914
                                                                                           -------------------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
                                                                                                     amount

  Increase in Net Assets Resulting from Operations                                              $   25,914

STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS

                                                                      year ended    year ended
                                                                       12/31/02      12/31/01

  Operations:
  Net Investment Income                                               $ 25,914       $ 61,576
                                                                     -----------     -----------
  Increase in Net Assets (resulting from operations)                    25,914         61,576

  Distributions to Shareholders:
  Net Income                                                           (25,691)       (61,546)

  Capital Share Transactions:
  Proceeds from Shares Sold                                          3,588,622      4,203,813
  Dividends Reinvested                                                  25,035         60,191
  Cost of Shares Redeemed                                           (2,844,283)    (2,892,945)
  Increase in Net Assets (resulting from capital share            -------------   -------------
  transactions)                                                        769,374      1,371,059

  Total Increase in Net Assets                                         769,597      1,371,089

  Net Assets:
  Beginning of Year                                                  2,774,431      1,403,342
  End of Year (including accumulated net
       investment income of $224)                                   $3,544,028     $2,774,431

  Shares of Capital Stock of the Fund Sold and Redeemed:
  Shares Sold                                                        3,588,547      4,203,813
  Shares Reinvested                                                     25,035         60,191
  Shares Redeemed                                                   (2,844,283)    (2,892,945)
                                                                   ------------    -------------
  Net Increase in Number of Shares Outstanding                         769,299      1,371,059

FINANCIAL HIGHLIGHTS

     The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

MONEY MARKET FUND - CLASS A SHARES

                                                                  year           year        year       period
                                                                 ended           ended       ended       ended
                                                                12/31/02       12/31/01    12/31/00   12/31/99 (B)

  Per Share Operating Performance:
  Net Asset Value at Beginning of Period                        $1.00           $ 1.00       $ 1.00      $1.00

  Income from Investment Operations:

     Net Investment Income                                       0.01            0.03          0.05        0.02
                                                                ---------       ---------   ---------   -----------
     Total from Investment Operations                            0.01            0.03          0.05        0.02

  Less Distributions:

     Dividends from Realized Gains                                  -               -             -           -

     Dividends from Net Investment Income                       (0.01)          (0.03)        (0.05)      (0.02)
                                                                ---------      -----------   ---------   ----------
     Total Distributions                                        (0.01)          (0.03)        (0.05)      (0.02)

  Net Asset Value at End of Period                              $ 1.00          $ 1.00        $ 1.00     $ 1.00

  Total Return (A)                                               0.80%           3.34%         5.34%      1.78%

  Ratios/Supplimental Data:
  Net Assets, End of Period (in 000s)                           $3,544          $2,774        $1,403      $ 760

  Ratio of Expenses to Average Net Assets:
     Before Reimbursement of Expenses by Advisor                 1.85%          2.33%       4.53%      5.75%(C)
     After Reimbursement of Expenses by Advisor                  0.85%          0.73%       0.85%      0.85%(C)

  Ratio of Net Investment Income (Loss) to Average Net Assets:
     Before Reimbursement of Expenses by Advisor                 (.22)%          1.45%       1.58%    (0.73)%(C)
     After Reimbursement of Expenses by Advisor                  0.78%          3.05%       5.25%      4.17%(C)

(A) Not Annualized.
(B) For the Period July 9, 1999 (Commencement of Operations) to December 31, 1999. (C) Annualized.

NOTES TO FINANCIAL STATEMENTS
December 31, 2002


TIMOTHY PLAN FAMILY OF FUNDS

       Note 1 - Significant Accounting Policies

     The Timothy Plan (the "Trust") is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust currently consists of eleven series. These financials include the following eight series: The Timothy Plan Aggressive Growth Fund, The Timothy Plan Conservative Growth Fund, The Timothy Plan Fixed Income Fund, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Growth Fund, The Timothy Plan Large/Mid-Cap Value Fund, The Timothy Plan Money Market Fund, and The Timothy Plan Strategic Growth Fund, ("the Funds").

     The Timothy Plan Aggressive Growth Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 65% of the Fund's total assets in US common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund's Adviser believes show a high probability for superior growth.

     The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds: approximately 15%-20% of its net assets in the Timothy Plan Small-Cap Value Fund; approximately 25%-30% of its net assets in the Timothy Plan Large/Mid-Cap Value Fund; approximately 15%-20% of its net assets in the Timothy Plan Large/Mid-Cap Growth Fund; and approximately 25%-30% in the Timothy Plan Fixed Income Fund.

     The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its goal, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities and preferred securities. The Fund will only purchase high quality securities.

     The Timothy Plan Small-Cap Value Fund's primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in common stocks and ADRs while abiding by ethical standards established for investments by the Fund.

     The Timothy Plan Large/Mid-Cap Growth Fund's investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective. The Fund seeks to achieve its investment objective by normally investing at least 65% of the Fund's total assets in US common stocks with market capitalizations in excess of $1 billion.

     The Timothy Plan Large/Mid-Cap Value Fund's investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its objectives by primarily investing in common stocks and ADRs. The Fund will invest in the common stock of companies whose total market capitalization generally exceeds $1 billion.

     The Timothy Plan Money Market Fund seeks to generate a high level of current income consistent with the preservation of capital. To achieve its goal, the Fund normally invests in short-term debt instruments, such as obligations of the U.S. Government and its agencies, certificates of deposit, bankers acceptances, commercial paper and short-term corporate notes.

NOTES TO FINANCIAL STATEMENTS
December 31, 2002  - continued


                          TIMOTHY PLAN FAMILY OF FUNDS

       Note 1 - Significant Accounting Policies (cont.)

     The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following
Funds: approximately 15%-20% of its net assets in the Timothy Plan Small-Cap Value Fund; approximately 20%-25% of its net assets in the Timothy Plan Large/Mid-Cap Value Fund; approximately 30%-35% of its net assets in the Timothy Plan Large/Mid-Cap Growth Fund; and approximately 15%-20% in the Timothy Plan Aggressive Growth Fund.

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     A. Security Valuation Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities or listed securities, in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

     B. Investment Income and Securities Transactions Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily. The Timothy Plan Large/Mid-Cap Value Fund has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.

     C. Net Asset Value Per Share Net asset value per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the following Funds, The Timothy Plan Aggressive Growth Fund, The Timothy Plan Conservative Growth Fund, The Timothy Plan Fixed Income Fund, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Growth Fund, The Timothy Plan Large/Mid-Cap Value Fund, The Timothy Plan Strategic Growth Fund. The asset value of the classes may differ because of different fees and expenses charged to each class.

     D. Classes Class specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

     E. Use of Estimates In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS
December 31, 2002  - continued


                          TIMOTHY PLAN FAMILY OF FUNDS


     Note 2 - Purchases and Sales of Securities

     The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended December 31, 2002:

          funds                        purchases                  sales
--------------------------------------------------------------------------------
Agggressive Growth Fund               $ 8,625,766               $ 5,727,079
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Conservative Growth Fund              $ 9,515,000               $         -
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fixed Income Fund                     $ 8,421,079               $ 1,589,413
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Large/Mid-Cap Growth Fund             $ 14,439,918              $ 6,155,982
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Large/Mid-Cap Value Fund              $ 13,173,759              $ 6,442,425
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Small-Cap Value Fund                  $ 27,296,134              $ 22,103,029
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Growth Fund                 $ 9,660,000               $    100,000
--------------------------------------------------------------------------------



Note 3 - Investment Management Fee and Other Transactions with Affiliates

     Timothy Partners, LTD., ("TPL") is the investment advisor for the Funds pursuant to an investment advisory agreement (the "Agreement") effective May 1, 1998. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of The Timothy Plan Aggressive Growth, The Timothy Plan Small-Cap Value, The Timothy Plan Large/Mid-Cap Growth and The Timothy Plan Large/Mid-Cap Value Funds; 0.60% of the average daily net assets of The Timothy Plan Fixed Income and Timothy Plan Money Market Funds; and 0.15% of the average daily net assets of The Timothy Plan Conservative Growth and The Timothy Plan Strategic Growth Funds. TPL has voluntarily agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit the Funds' aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses to 0.85% for the Timothy Plan Money Market Fund and to the specified percentages listed below for each class of shares:

               funds                           Class A            Class B
--------------------------------------------------------------------------
Agggressive Growth Fund                          1.60%              2.35%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Conservative Growth Fund                         1.20%              1.95%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Fixed Income Fund                                1.35%              2.10%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Large/Mid-Cap Growth Fund                        1.60%              2.35%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Large/Mid-Cap Value Fund                           N/A                N/A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Small-Cap Value Fund                               N/A                N/A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Strategic Growth Fund                            1.25%              2.00%
--------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 2002 - continued


                          TIMOTHY PLAN FAMILY OF FUNDS

Note 3 - Investment Management Fee and Other Transactions with Affiliates
(cont.)

     For the year ended December 31, 2002, TPL waived and reimbursed the Funds as follows:

                                                                 waivers and
               funds                                     reimbursements
--------------------------------------------------------------------------
Agggressive Growth Fund                                          $ 49,212
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Conservative Growth Fund                                         $ 26,278
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Fixed Income Fund                                                $ 39,234
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Large/Mid-Cap Growth Fund                                        $ 26,641
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Large/Mid-Cap Value Fund                                              $ -
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Money Market Fund                                                $ 33,176
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Small-Cap Value Fund                                                  $ -
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Strategic Growth Fund                                            $ 13,709
--------------------------------------------------------------------------


     For the Timothy Plan Aggressive Growth Fund, The Timothy Plan Fixed Income Fund, The Timothy Plan Large/Mid-Cap Growth Fund, and the Timothy Plan Money Market Fund have agreed to repay these expenses in the first, second and third years following the fiscal year ending December 31, 2004 to the extent the total expenses of the funds for any such year do not exceed 1.60% for Class A of the Aggressive and Large/Mid-Cap Growth Funds, 1.35% for Class A of the Fixed Income Fund, 2.35% for Class B of the Aggressive and Large/Mid-Cap Growth Funds, 2.10% for Class B of the Fixed Income Fund, and 0.85% for the Money Market Fund or any lower expense limitations to which each Fund's adviser may agree.

     The Timothy Plan Aggressive Growth, Timothy Plan Conservative Growth, Timothy Plan Fixed Income, Timothy Plan Large/Mid-Cap Growth, Timothy Plan Large/Mid-Cap Value, Timothy Plan Small-Cap Value, and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Fund will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class B Plans, the Fund will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the year ended December 31, 2002, the Funds paid TPL under the terms of the Plan as follows:


  funds                                  distribution costs        service fees
--------------------------------------------------------------------------
Aggressive Growth Fund                      $ 13,887                 $ 1,127
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Conservative Growth Fund                    $ 66,621                $ 51,283
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fixed Income Fund                           $ 32,636                 $ 4,497
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Large/Mid-Cap Growth Fund                   $ 36,198                 $ 2,683
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Large/Mid-Cap Value Fund                    $ 68,993                 $ 9,613
--------------------------------------------------------------------------------
--------------------------------------------------------------------------
Small-Cap Value Fund                       $ 182,845                $ 41,705
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Growth Fund                       $ 82,303                $ 60,208
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 2002 - continued


                          TIMOTHY PLAN FAMILY OF FUNDS


       Note 4 - Unrealized Appreciation (Depreciation)

     At December 31, 2002, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:


             funds                    cost              app               dep        net app. / dep.
---------------------------------------------------------------------------------------------------
Aggressive Growth Fund             $ 5,546,980         $ 208,225       $ (348,375)      $ (140,150)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Conservative Growth Fund          $ 19,357,562         $ 249,669     $ (2,256,636)    $ (2,006,967)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Fixed Income Fund                 $ 12,407,631         $ 697,667       $ (139,491)       $ 558,176
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Large/Mid-Cap Growth Fund         $ 15,608,884         $ 441,455     $ (1,928,262)    $ (1,486,807)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Large/Mid-Cap Value Fund          $ 24,556,348         $ 987,756     $ (3,457,648)    $ (2,469,892)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Money Market Fund                  $ 3,527,056               N/A              N/A              N/A
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Small-Cap Value Fund              $ 39,042,377       $ 2,085,244     $ (3,998,336)    $ (1,913,092)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Strategic Growth Fund             $ 21,290,692               $ -     $ (4,517,022)    $ (4,517,022)
---------------------------------------------------------------------------------------------------



 Note 5 - Distributions to Shareholders
   The tax character of distributions paid during 2002 and 2001 were as follows:

                                              Aggressive      Conservative      Fixed Income       Large/Mid-Cap
                                             Growth Fund       Growth Fund          Fund            Growth Fund
                                          --------------------------------------------------------------------------
2002
Ordinary Income                                    $ -            $ 213         $ 461,329                  $ -
Long-term Capital Gains                              -                -            14,208                    -
                                          --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------
                                                   $ -            $ 213         $ 475,537                  $ -
                                          ==========================================================================
2001
Ordinary Income                                    $ -          $ 2,422         $ 136,792                  $ -
Long-term Capital Gains                              -            7,457                 -                    -
                                          --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------
                                                   $ -          $ 9,879         $ 136,792                  $ -
                                          ==========================================================================

     As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income                      $ -              $ -               $ -                  $ -
Undistributed Long-term Captial Gains       (1,620,075)         (10,690)                -             (3,241,153)
Unrealized Appreciation (Depreciation)        (369,704)      (2,006,967)          558,176             (1,552,691)
                                          --------------------------------------------------------------------------
                                           $(1,989,779)    $ (2,017,657)        $ 558,176           $ (4,793,844)
                                          ==========================================================================

NOTES TO FINANCIAL STATEMENTS
December 31, 2002 - continued


                          TIMOTHY PLAN FAMILY OF FUNDS

       Note 5 - Distributions to Shareholders - continued
   The tax character of distributions paid during 2002 and 2001 were as follows:

                                           Large/Mid-Cap       Money         Small-Cap      Strategic
                                             Value Fund     Market Fund     Value Fund     Growth Fund
                                          --------------------------------------------------------------
2002
Ordinary Income                                    $ -        $ 25,691            $ -             $ -
Long-term Capital Gains                              -               -         17,899             531
                                          ---------------------------------------------------------------
                                          ---------------------------------------------------------------
                                                   $ -        $ 25,691       $ 17,899           $ 531
                                          ===============================================================
2001
Ordinary Income                               $ 55,822        $ 61,546       $ 64,519             $ -
Long-term Capital Gains                              -               -         16,332          18,684
                                          ---------------------------------------------------------------
                                          ---------------------------------------------------------------
                                              $ 55,822        $ 61,546       $ 80,851        $ 18,684
                                          ===============================================================

     As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income                      $ -           $ 224            $ -             $ -
Undistributed Long-term Captial Gains         (224,362)              -            230           1,602
Unrealized Appreciation (Depreciation)       2,520,461)              -     (1,913,092)     (4,516,293)
                                          ---------------------------------------------------------------
                                          $ (2,744,823)          $ 224   $ (1,912,862)   $ (4,514,691)
                                          ===============================================================


       Note 6 - Capital Loss Carryforwards

                                                 Loss           Year
                                             Carryforward     Expiring
Aggressive Growth Fund                        $ 544,723         2009
                                              1,075,352         2010
Conservative Growth Fund                       $ 10,690         2010
Large/Mid-Cap Growth Fund                     $ 278,925         2009
                                              2,962,228         2010
Large/Mid-Cap Value Fund                      $ 141,935         2009
                                                 82,427         2010


     To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders. The Aggressive Growth, Large/Mid-Cap Growth and Large/Mid-Cap Value Funds have elected to defer post-October losses of $228,626, $65,884, and $50,569, which will be available to offset gains in 2003.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
December 31, 2002

TIMOTHY PLAN FAMILY OF FUNDS

       To the Shareholders and Board of Trustees
       The Timothy Plan
       Winter Park, Florida

     We have audited the accompanying statements of assets and liabilities of The Timothy Plan (comprising respectively; The Timothy Aggressive Growth Fund, The Timothy Conservative Growth Fund, The Timothy Fixed Income Fund, The Timothy Small-Cap Value Fund, The Timothy Large/Mid-Cap Growth Fund, The Timothy Large/Mid-Cap Value Fund, The Timothy Money Market Fund and The Timothy Strategic Growth Fund), including the portfolios of investments as of December 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or by other appropriate procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Timothy Plan as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER
       Philadelphia, Pennsylvania
       February 12, 2003

December 31, 2002



Dear Shareholder:

     While this may sound like deja vu (all over again as Yogi Berra would say), the sky is not falling - even though it may seem like it at times. We have now endured a nearly historic and almost unprecedented third consecutive year of negative market returns (although, thankfully, some of our equity funds were actually up in two of those three years.) The question at hand is: will we have a fourth such year in 2003?

     Although we are seeing some encouraging economic recovery signs, the two major negatives over-hanging the market at this writing are the seemingly inevitable war with Iraq and further potential terrorist attacks. While either or both of these could produce some short-term market damage, I firmly believe the underlying strength of our nation's capital markets will digest and overcome either or both of these concerns should they occur.

     If history means anything, and I believe it does, then the twelve months following the end of a bear market have almost always produced very strong positive returns. In all too many cases, those investors that finally lost heart and capitulated toward the end of bear markets of longer duration have stood on the sidelines and missed the recovery.

     I have said all that to say this: your Timothy Plan has some of the finest, proven and respected money managers in the industry serving as our sub-advisors and we have every confidence that we will fully participate in the recovery that we expect to follow this extraordinarily long and painful bear market.

     Once again, my admonition to you is simply this - hang in there, we believe you'll be glad you did.

Sincerely,



Arthur D. Ally,
President

Returns for the Year Ended December 31, 2002

---------------------------- ------------- ----------------------------------
Fund/Index                   6 Month                 Total Return
                                                    Since Inception
                                                      May 1, 2002
---------------------------- ------------- ----------------------------------
---------------------------- ------------- ----------------------------------
Timothy Conservative            -6.35%                  -10.00%
Growth Portfolio Variable
Series Fund
----------------------------
----------------------------
S&P 500 Index                  -10.29%                  -18.02%
---------------------------- ------------- ----------------------------------



                                  Cons Annuity               S&P 500

             5/1/02                 10,000.00            10,000.00
            5/31/02                  9,960.00             9,839.42
            6/30/02                  9,610.00             9,138.56
            7/31/02                  9,030.00             8,426.46
            8/31/02                  9,110.00             8,481.63
            9/30/02                  8,690.00             7,560.68
           10/31/02                  8,850.00             8,225.50
           11/30/02                  9,190.00             8,709.17
           12/31/02                  8,999.80             8,197.80


     The chart shows the value of a hypothetical initial investment of $10,000 in the Fund, and the S&P 500 Index on May 1, 2002 and held through December 31, 2002. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund's return represents past performance and is not predictive of future results.

Returns for the Year Ended December 31, 2002

---------------------------- ------------- ----------------------------------
Fund/Index                   6 Month                 Total Return
                                                    Since Inception
                                                      May 6, 2002
---------------------------- ------------- ----------------------------------
---------------------------- ------------- ----------------------------------
Timothy Strategic Growth       -10.50%                  -17.50%
Portfolio Variable Series
Fund
----------------------------
----------------------------
S&P 500 Index                  -10.29%                  -15.41%
---------------------------- ------------- ----------------------------------


                                 Strat Annuity         S&P 500

              5/6/02               10,000.00             10,000.00
             5/31/02                9,870.00              9,839.42
             6/30/02                9,240.00              9,138.56
             7/31/02                8,460.00              8,426.46
             8/31/02                8,500.00              8,481.63
             9/30/02                7,940.00              7,560.68
            10/31/02                8,240.00              8,225.50
            11/30/02                8,600.00              8,709.17
            12/31/02                8,270.00              8,197.80



     The chart shows the value of a hypothetical initial investment of $10,000 in the Fund, and the S&P 500 Index on May 6, 2002 and held through December 31, 2002. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund's return represents past performance and is not predictive of future results.

SCHEDULE OF
INVESTMENTS
As of December 31, 2002
                      Timothy Plan Conservative Growth Portfolio Variable Series MUTUAL FUNDS - 99.33%

number of shares                                                                                   market value

    40,040  Timothy Fixed Income Fund - Class A                                                        $ 410,405
    58,110  Timothy Large Mid Cap Growth Fund - Class A *                                                298,687
    45,314  Timothy Large Mid Cap Value Fund - Class A *                                                 412,812
   148,888  Timothy Plan Money Market Fund                                                               148,888
    20,168  Timothy Small Cap Value Fund - Class A                                                       224,473
                                                                                                   --------------
            Total Mutual Funds (cost $1,603,268)                                                       1,495,265

SHORT TERM INVESTMENTS - 0.36%
number of shares                                                                                    market value

     5,406  First American Government Money Market Fund                                                    5,406
                                                                                                -----------------
            Total Short Term Investments (cost $5,406)                                                     5,406


           Total Investments - 99.69% (identified cost $1,608,674)                                    1,500,671

            OTHER ASSETS AND LIABILITIES, NET - 0.31%                                                      4,612

            Net Assets - 100.00%                                                                     $ 1,505,283
                                                                                                ==================

                       * Non-income producing securities.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002
                     Timothy Plan Conservative Growth Portfolio Variable Series

ASSETS

                                                                                                amount

Investments in Securities at Value (identified cost $1,608,674) [NOTE 1]                       $ 1,500,671
Receivables:
   Fund Shares Sold                                                                                  2,260
   Interest                                                                                            157
   Dividends                                                                                         4,184
   Due From Investment Advisor                                                                       3,162

Total Assets                                                                                     1,510,434
                                                                                         ==================

LIABILITIES
                                                                                                amount

  Accrued Expenses                                                                              5,151

  Total Liabilities                                                                             5,151

NET ASSETS
                                                                                                 amount

  Net Assets                                                                                 $ 1,505,283

SOURCES OF NET ASSETS
                                                                                                 amount

 At December 31, 2002, Net Assets Consisted of:

    Paid-in Capital                                                                           $ 1,613,363
    Undistributed Net Investment Income                                                             1,422
    Accumulated Net Realized Loss                                                                  (1,499)
    Net Unrealized Depreciation in Value of Investments                                          (108,003)

 Net Assets                                                                                   $ 1,505,283

 Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)                  167,811
 Net Asset Value, Offering and Redemption Price Per Share
        ($1,505,283 / 167,811 Shares)                                                         $      8.97

STATEMENT OF OPERATIONS
For the period May 1, 2002 (commencement of operations) to December 31, 2002

                     Timothy Plan Conservative Growth Portfolio Variable Series

INVESTMENT INCOME
                                                                                                  amount

Interest                                                                                             $ 749
Dividends                                                                                           11,766

Total Investment Income                                                                             12,515

EXPENSES
                                                                                                  amount

Investment Advisory Fees [Note 3]                                                                      768
Auditing Fees                                                                                          686
Transfer Agent Fees                                                                                  3,734
Custodian Fees                                                                                       1,784
Legal Fees                                                                                           1,181
Pricing Fees                                                                                           387
Participation Fees                                                                                   1,921
Printing Fees                                                                                          686
Fund Accounting Expense                                                                             11,450
Miscellaneous Expense                                                                                1,005

Total Expenses                                                                                      23,602

Expenses Waived by Advisor [Note 3]                                                                (17,132)

Total Net Expenses                                                                                   6,470

Net Investment Income                                                                                6,045


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                                                amount

Net Realized (Loss) on Investments                                                                  (1,732)
Capital gain distributions from other investment companies                                             553
Change in Unrealized (Depreciation) of Investments                                                (108,003)
Net Realized and Unrealized (Loss) on Investments                                                 (109,182)

(Decrease) in Net Assets Resulting from Operations                                              $ (103,137)
                                                                                              ===============

STATEMENT OF CHANGES IN NET ASSETS

                     Timothy Plan Conservative Growth Portfolio Variable Series

INCREASE (DECREASE) IN NET ASSETS

                                                                               Period ended
                                                                                12/31/02 (a)

Operations:
Net Investment Income                                                               $ 6,045
Net Realized (Loss) on Investments                                                   (1,732)
Capital gain distributions from other investment companies                              553
Net Change in Unrealized (Depreciation) of Investments                             (108,003)
                                                                                ------------
(Decrease) in Net Assets (resulting from operations)                               (103,137)

Distributions to Shareholders:
Net Income                                                                           (4,622)
Net Realized Gains                                                                     (321)
                                                                                ------------
Total Distributions to Shareholders                                                  (4,943)

Capital Share Transactions:
Proceeds from Shares Sold                                                         2,114,970
Dividends Reinvested                                                                  4,944
Cost of Shares Redeemed                                                            (506,551)
                                                                                ------------
Increase in Net Assets (resulting from capital share transactions)                1,613,363

Total Increase in Net Assets                                                      1,505,283

Net Assets:
Beginning of Period                                                                       -

End of Period [Including undistributed net investment income of $1,422]         $ 1,505,283
                                                                                ==============


Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold                                                                         219,877
Shares Reinvested                                                                       551
Shares Redeemed                                                                     (52,617)
                                                                                ------------
Net Increase in Number of Shares Outstanding                                        167,811
                                                                                =============

  (a) For the period May 1, 2002 (commencement of operations) to December 31, 2002.

FINANCIAL HIGHLIGHTS

     The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

Timothy Plan Conservative Growth Portfolio Variable Series
                                                                        Period
                                                                       ended (C)
                                                                        12/31/02

  Per Share Operating Performance:
  Net Asset Value, Beginning of Period                                  $ 10.00

  Income from Investment Operations:

     Net Investment Income                                                 0.07
     Net Realized and Unrealized (Loss) on Investments                    (1.07)
                                                                     -----------
     Total from Investment Operations                                     (1.00)

  Less Distributions:
     Dividends from Net Investment Income (Loss)                          (0.03)
     Dividends from Realized Gains                                            -
                                                                     -----------
     Total Distributions                                                  (0.03)

  Net Asset Value at End of Period                                      $  8.97

  Total Return (B)                                                      (10.00)%

  Ratios/Supplimental Data:
  Net Assets, End of Period (in 000s)                                   $ 1,505

  Ratio of Expenses to Average Net Assets:
     Before Reimbursement and Waiver of Expenses by Advisor             3.09%(A)
     After Reimbursement and Waiver of Expenses by Advisor              0.85%(A)

  Ratio of Net Investment Income (Loss) to Average Net Assets:
     Before Reimbursement and Waiver of Expenses by Advisor            (1.45)(A)
     After Reimbursement and Waiver of Expenses by Advisor              0.79%(A)

  Portfolio Turnover                                                      6.48%

(A) Annualized.
(B) For Periods of Less Than One Full Year, Total Returns Are Not Annualized.
(C) For the period May 1, 2002 (commencement of operations) to December 31,
2002.

SCHEDULE OF
INVESTMENTS
As of December 31, 2002
                       Timothy Plan Strategic Growth Portfolio Variable Series

MUTUAL FUNDS - 97.97%
number of shares                                                                                      market value

    49,885  Timothy Aggressive Growth - Class A *                                                        $ 227,474
    12,803  Timothy Fixed Income - Class A                                                                 131,229
    82,805  Timothy Large Mid Cap Growth - Class A *                                                       425,617
    32,487  Timothy Large Mid Cap Value - Class A *                                                        295,954
    20,637  Timothy Small Cap Value - Class A                                                              229,692
                                                                                                      -------------
            Total Mutual Funds (cost $1,390,000)                                                         1,309,966

SHORT TERM INVESTMENTS - 0.27%
number of shares                                                                                      market value

     3,595  First American Government Money Market Fund                                                      3,595
                                                                                                        ------------
            Total Short Term Investments (cost $3,595)                                                       3,595

            Total Investments - 98.24% (identified cost $1,393,595)                                      1,313,561

            OTHER ASSETS AND LIABILITIES, NET - 1.76%                                                       23,587

            Net Assets - 100.00%                                                                       $ 1,337,148
                                                                                                  ===================

                      * Non-income producing securities.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002
                      Timothy Plan Strategic Growth Portfolio Variable Series

ASSETS
                                                                                                     amount

Investments in Securities at Value (identified cost $1,393,595) [NOTE 1]                        $ 1,313,561
Receivables:
   Fund Shares Sold                                                                                  24,603
   Interest                                                                                              16
   Dividends                                                                                          1,295
   Due from Investment Advisor                                                                        4,312
                                                                                              --------------
Total Assets                                                                                      1,343,787
                                                                                              ==============


LIABILITIES
                                                                                                    amount

Payable for Fund Shares Redeemed                                                                         79
Accrued Expenses                                                                                      6,560
                                                                                                ------------
Total Liabilities                                                                                     6,639
                                                                                                ============

NET ASSETS
                                                                                                      amount

  Net Assets                                                                                     $ 1,337,148

SOURCES OF NET ASSETS
                                                                                                      amount

  At December 31, 2002, Net Assets Consisted of:

    Paid-in Capital                                                                              $ 1,416,940
    Accumulated Net Realized Gain on Investments                                                         242
    Net Unrealized Depreciation in Value of Investments                                              (80,034)

  Net Assets                                                                                     $ 1,337,148

 Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)                     162,040
 Net Asset Value, Offering and Redemption Price Per Share
        ($1,337,148/ 162,040 Shares)                                                             $      8.25

STATEMENT OF OPERATIONS
For the period May 6, 2002 (commencement of operations) to December 31, 2002

                     Timothy Plan Strategic Growth Portfolio Variable Series

INVESTMENT INCOME
                                                                                                 amount

Interest                                                                                           $ 185
Dividends                                                                                          2,676
                                                                                             -------------
Total Investment Income                                                                            2,861

EXPENSES
                                                                                                 amount
Investment Advisory Fees [Note 3]                                                                    460
Auditing Fees                                                                                      1,044
Transfer Agent Fees                                                                                3,796
Accounting Fees                                                                                   11,637
Legal Fees                                                                                         1,206
Custodian Fees                                                                                     1,866
Pricing Fees                                                                                         392
Participation Fees                                                                                 1,153
Printing Fees                                                                                      1,044
Miscellaneous Expense                                                                              1,121
                                                                                           --------------
Total Expenses                                                                                    23,719

Expenses Waived by Advisor [Note 3]                                                              (19,820)

Total Net Expenses                                                                                 3,899

Net Investment (Loss)                                                                             (1,038)



REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                                                 amount

  Capital gain distributions from other investment companies                                        242
  Change in Unrealized (Depreciation) of Investments                                            (80,034)
  Net Realized and Unrealized (Loss) on Investments                                             (79,792)
                                                                                             -------------
  (Decrease) in Net Assets Resulting from Operations                                          $ (80,830)

STATEMENT OF CHANGES IN NET ASSETS

                   Timothy Plan Strategic Growth Portfolio Variable Series

INCREASE (DECREASE) IN NET ASSETS

                                                                                   Period
                                                                                   ended
                                                                                 12/31/02 (a)

Operations:
Net Investment (Loss)                                                              $ (1,038)
Capital gain distributions from other investment companies                            $ 242
Net Change in Unrealized (Depreciation) of Investments                              (80,034)
                                                                                ------------
(Decrease) in Net Assets (resulting from operations)                                (80,830)

Distributions to Shareholders:
Net Income                                                                                -
Net Realized Gains                                                                        -
                                                                                ------------
Total Distributions to Shareholders                                                       -

Capital Share Transactions:
Proceeds from Shares Sold                                                         1,440,046
Dividends Reinvested                                                                      -
Cost of Shares Redeemed                                                             (22,068)
                                                                                ------------
Increase in Net Assets (resulting from capital share transactions)                1,417,978

Total Increase in Net Assets                                                      1,337,148

Net Assets:
Beginning of Period                                                                       -

End of Period                                                                   $ 1,337,148
                                                                                ============

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold                                                                         164,517
Shares Reinvested                                                                         -
Shares Redeemed                                                                      (2,477)
                                                                                ------------
Net Increase in Number of Shares Outstanding                                        162,040
                                                                                ============

  (a) For the period May 6, 2002 (commencement of operations) to December 31, 2002.

FINANCIAL HIGHLIGHTS

     The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

Timothy Plan Strategic Growth Portfolio Variable Series
                                                                          Period
                                                                      ended (C)
                                                                        12/31/02

  Per Share Operating Performance:
  Net Asset Value, Beginning of Period                                $  10.00

  Income from Investment Operations:

     Net Investment (Loss)                                              (0.01)
     Net Realized and Unrealized (Loss) on Investments                  (1.74)
                                                                      ---------
     Total from Investment Operations                                   (1.75)

  Less Distributions:
     Dividends from Net Investment Income (Loss)                            -
     Dividends from Realized Gains                                          -
                                                                    -----------
     Total Distributions                                                    -

  Net Asset Value at End of Period                                    $   8.25

  Total Return (B)                                                     (17.50)%

  Ratios/Supplimental Data:
   Net Assets, End of Period (in 000s)                                 $ 1,337

  Ratio of Expenses to Average Net Assets:
     Before Reimbursement and Waiver of Expenses by Advisor            5.14%(A)
     After Reimbursement and Waiver of Expenses by Advisor             0.85%(A)

  Ratio of Net Investment Income (Loss) to Average Net Assets:
     Before Reimbursement and Waiver of Expenses by Advisor          (4.52)%(A)
     After Reimbursement and Waiver of Expenses by Advisor           (0.23)%(A)

  Portfolio Turnover                                                    0.00%

(A) Annualized.
(B) For Periods of Less Than One Full Year, Total Returns Are Not Annualized.
(C) For the period May 6, 2002 (commencement of operations) to December 31,
2002.

NOTES TO FINANCIAL STATEMENTS
Timothy Plan Conservative Growth Portfolio Variable Series
Timothy Plan Strategic Growth Portfolio Variable Series
December 31, 2002


     Note 1 - Significant Accounting Policies The Timothy Plan Conservative Growth Portfolio Variable Series and the Timothy Plan Strategic Growth Portfolio Variable Series (individually the "Fund", collectively the "Funds") were organized as a diversified series of The Timothy Plan (the "Trust"). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 14, 1993 (the "Trust Agreement"). The Conservative Growth Portfolio's primary objective is moderate long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income. The Strategic Growth Portfolio's primary investment objective is medium to high levels of long term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income. The Conservative Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund and the Money Market Fund. The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Aggressive Growth Fund and the Fixed Income Fund. Each Fund is one of one series of funds currently authorized by the Board of Trustees. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. The Conservative Growth Portfolio began operations May 1, 2002 and the Strategic Growth Portfolio began operations May 6, 2002.

     A. Security Valuation. Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. With respect to securities owned by the Timothy Funds, securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Adviser in conformity with guidelines adopted by and subject to the review of the Board of Trustees. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

     B. Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

     C. Net Asset Value Per Share. Net asset per share of the capital stock of each Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

     D. Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

NOTES TO FINANCIAL STATEMENTS
Timothy Plan Conservative Growth Portfolio Variable Series
Timothy Plan Strategic Growth Portfolio Variable Series
December 31, 2002


     E. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Note 2 - Purchases and Sales of Securities The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period May 1, 2002 (commencement of operations) for the Conservative Growth Portfolio and May 6, 2002 (commencement of operations) for the Strategic Growth Portfolio to December 31, 2002:

               funds                        purchases                  sales
--------------------------------------------------------------------------------
Conservative Growth Portfolio             $ 1,526,407                  $ 70,295
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Growth Portfolio                $ 1,390,000                       $ -
--------------------------------------------------------------------------------


     Note 3 - Investment Management Fee and Other Transactions with Affiliates Timothy Partners, LTD., ("TPL") is the investment Advisor for the Fund pursuant to an Amended and Restated Investment Advisory Agreement (the "Agreement") effective April 27, 2001. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each Fund.

     The Advisor has contractually agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit each Fund's aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 0.85% of average daily net assets through May 1, 2004. As a result, the Advisor has waived a portion of their fee and reimbursed the Fund for expenses in excess of the limit in the amount of $17,132 for the Conservative Growth Portfolio and $19,820 for the Strategic Growth Portfolio for the period May 1, 2002 (commencement of operations) and May 6, 2002 (commencement of operations) to December 31, 2002, respectively.

     Note 4 - Unrealized Appreciation (Depreciation)

     At December 31, 2002, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds                    cost            app          dep        net app. / dep.
--------------------------------------------------------------------------------
Conservative Growth   $ 1,610,727     $ 19,442     $ (129,498)      $ (110,056)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Growth      $ 1,393,595      $ 4,475     $ (84,509)       $ (80,034)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
Timothy Plan Conservative Growth Portfolio Variable Series
Timothy Plan Strategic Growth Portfolio Variable Series
December 31, 2002


        Note 5 - Distributions to Shareholders
          The tax character of distributions paid during 2002 were as follows:

                                  Conservative Growth          Strategic Growth
                                       Portfolio                   Portfolio
2002
Ordinary Income                          $ 4,943                        $ -
Long-term Capital Gains                        -                          -
                                ----------------------        ------------------
                                         $ 4,943                        $ -
                                ======================       ===================

     As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income            $ 1,422                        $ -
Undistributed Long-term Capital Gains        554                        242
Unrealized (Depreciation)               (110,056)                   (80,034)
                                      ----------------           --------------
                                      $ (108,080)                 $ (79,792)
                                      ================           ==============

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


         To the Shareholders and Board of Trustees
         The Timothy Plan Conservative Growth Portfolio Variable Series The Timothy Plan Strategic Growth Portfolio Variable Series Winter Park, Florida

     We have audited the accompanying statement of assets and liabilities of The Timothy Plan Conservative Growth Portfolio Variable Series and The Timothy Plan Strategic Growth Portfolio Variable Series, each a series of shares of The Timothy Plan, including the portfolio of investments, as of December 31, 2002, and the related statements of operations, the statement of changes in net assets and the financial highlights for the periods then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Timothy Plan Conservative Growth Portfolio Variable Series and The Timothy Plan Strategic Growth Portfolio Variable Series as of December 31, 2002, the results of its operations, the changes in their net assets, and the financial highlights for the periods then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                       TAIT, WELLER & BAKER

         Philadelphia, Pennsylvania
         February 7, 2003

December 31, 2002



Dear Shareholder:

     While this may sound like deja vu (all over again as Yogi Berra would say), the sky is not falling - even though it may seem like it at times. We have now endured a nearly historic and almost unprecedented third consecutive year of negative market returns (although, thankfully, our Small Cap Variable account was actually up in two of those three years.) The question at hand is: will the negative market environment continue in 2003?

     Although we are seeing some encouraging economic recovery signs, the two major negatives over-hanging the market at this writing are the seemingly inevitable war with Iraq and further potential terrorist attacks. While either or both of these could produce some short-term market damage, I firmly believe the underlying strength of our nation's capital markets will digest and overcome either or both of these concerns should they occur.

     If history means anything, and I believe it does, then the twelve months following the end of a bear market have almost always produced very strong positive returns. In all too many cases, those investors that finally lost heart and capitulated toward the end of bear markets of longer duration have stood on the sidelines and missed the recovery.

     I have said all that to say this: your Timothy Plan fund has one of the finest, proven and respected money managers in the industry serving as our sub-advisor and we have every confidence that we will fully participate in the recovery that we expect to follow this extraordinarily long and painful bear market.

     Once again, my admonition to you is simply this - hang in there, we believe you'll be glad you did.

Sincerely,



Arthur D. Ally,
President

Returns for the Year Ended December 31, 2002

---------------------------- ------------- ----------------------------------
Fund/Index                   1 Year           Average Annual Total Return
                                                    Since Inception
                                                     May 22, 1998
---------------------------- ------------- ----------------------------------
---------------------------- ------------- ----------------------------------
Timothy Small Cap Variable     -17.38%                   4.68%
Fund
----------------------------
----------------------------
Russell 2000 Index             -20.48%                   2.74%
---------------------------- ------------- ----------------------------------

                               Annuity             Russell 2000

            5/28/98           10,000.00               10,000.00
           12/31/98           10,380.00                9,180.43
            6/30/99           11,510.00               10,032.71
           12/31/99           12,391.68               11,131.87
            6/30/00           13,804.15               11,469.88
           12/31/00           13,402.34               10,795.58
            6/30/01           14,481.95               11,535.42
           12/31/01           14,941.03               11,063.94
            6/30/02           14,643.35               10,543.80
           12/31/02           12,343.93                8,797.69




     The chart shows the value of a hypothetical initial investment of $10,000 in the Fund, and the Russell 2000 Index on May 22, 1998 and held through December 31, 2002. The Russell 2000 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund's return represents past performance and is not predictive of future results.

SCHEDULE OF INVESTMENTS
As of December 31, 2002
                                      Timothy Plan Small-Cap Variable Series

COMMON STOCKS - 73.28%
number of shares                                                                                    market value

                BALL & ROLLER BEARINGS - 2.50%
        5,700   Kaydon Corp.                                                                            $ 120,897

                BUSINESS SERVICES - 3.00%
        9,100   NCO Group, Inc. *                                                                         145,145

                CANNED, FROZEN & PRESERVED FRUIT, VEGETABLES & FOOD SPECIALTIES - 2.80%
        4,500   Corn Products International, Inc.                                                         135,585

                DENTAL EQUIPMENT & SUPPLIES - 4.30%
       10,000   Apogent Technologies, Inc. *                                                              208,000

                DRAWING & INSULATING NONFERROUS WIRE - 2.04%
        6,500   Belden, Inc.                                                                               98,930

                ELECTRIC & OTHER SERVICES COMBINED - 2.81%
        6,000   ALLETE, Inc.                                                                              136,080

                LIFE INSURANCE - 0.43%
        2,100   Presidential Life Corp.                                                                    20,853

                MISCELLANEOUS ELECTRICAL MACHINERY, EQUIPMENT,  & SUPPLIES - 2.70%
        9,800   Rayovac Corp. *                                                                           130,634

                MISCELLANEOUS PLASTIC PRODUCTS - 3.84%
        9,000   Spartech Corp.                                                                            185,670

                PHARMACEUTICAL PREPARATIONS - 0.24%
          500   K-V Pharmaceutical Co. - Class A *                                                         11,600

                PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 2.81%
       25,000   Concord Camera Corp. *                                                                    135,750

                PUBLIC WAREHOUSING & STORAGE - 2.56%
        3,750   Iron Mountain, Inc. *                                                                     123,788

                RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 1.60%
        9,800   CommScope, Inc. *                                                                          77,420

                RAILROADS, LINE-HAUL OPERATING - 1.98%
        8,000   Kansas City Southern Industries, Inc. *                                                    96,000

                RETAIL - EATING PLACES - 2.50%
        7,000   Ruby Tuesday, Inc.                                                                        121,030

                RETAIL - FAMILY CLOTHING STORES - 3.44%
        7,900   Stage Stores, Inc.                                                                        166,216

                SCIENTIFIC/TECHNICAL  INSTRUMENTS - 3.05%
        8,000   Cognex Corp. *                                                                            147,440

                SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 3.07%
        6,650   Investment Technology Group                                                               148,694

                SEMICONDUCTOR EQUIPMENT/MATERIALS - 2.72%
       23,500   Axcelis Technologies, Inc. *                                                              131,811

SCHEDULE OF INVESTMENTS
As of December 31, 2002
                                        Timothy Plan Small-Cap Variable Series

COMMON STOCKS - 73.28% - continued
number of shares                                                                                   market value

                SERVICES - BUSINESS SERVICES - 12.59%
        8,120   SOURCECORP, Inc. *                                                                      $ 150,951
        8,250   StarTek, Inc. *                                                                           227,700
       10,200   TeleTech Holdings, Inc. *                                                                  74,052
        7,000   Viad Corp.                                                                                156,450
                                                                                                  ---------------
                                                                                                          609,153

                SERVICES - COMPUTER PROGRAMMING SERVICES - 1.39%
       12,000   Hall, Kinion & Associates, Inc. *                                                          67,092

                SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 2.31%
        9,300   Henry Jack & Associates, Inc.                                                             111,972

                SERVICES - EMPLOYMENT AGENCIES - 1.73%
       11,200   Korn/Ferry International *                                                                 83,776

                SERVICES - MISCELLANEOUS HEALTH & ALLIED SERVICES - 2.41%
       19,000   Hooper Holmes, Inc.                                                                       116,660

                STATE COMMERCIAL BANKS - 1.02%
        1,900   Capital Crossing Bank *                                                                    49,115

                TELEPHONE & TELEGRAPH APPARATUS - 3.44%
       11,000   Plantronics, Inc. *                                                                       166,430

                Total Common Stocks (cost $4,418,694)                                                 $ 3,545,741

SHORT TERM INVESTMENTS - 27.30%
number of shares/principal amount                                                                            market value

    $ 721,000   U.S. Bank Repurchase Agreement                                                          $ 721,000
                   1.05%, dated 12/31/02, due 1/2/03, repurchase price $721,042, collateralized by $735,500 by FHLMC, 5/1/17
      300,000   Huntington Money Fund - Investment A                                                      300,000
      300,000   Star Bank Treasury                                                                        300,000
                                                                                                   --------------
                Total Short Term Investments (cost $1,321,000)                                          1,321,000

                Total Investments - 100.58% (identified cost $5,739,694)                              $ 4,866,741

                LIABILITIES IN EXCESS OF OTHER ASSETS - (0.58)%                                           (27,830)

                Net Assets - 100.00%                                                                  $ 4,838,911
                                                                                                    ==============

                            * Non-income producing securities.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002
                                     Timothy Plan Small-Cap Variable Series

ASSETS
                                                                                                 amount

Investments in Securities at Value (identified cost $5,739,694) [NOTE 1]                      $ 4,866,741
Cash                                                                                                  630
Receivables:
   Interest                                                                                           305
   Dividends                                                                                        3,359
   Due from Advisor                                                                                 1,959
                                                                                        ------------------

Total Assets                                                                                    4,872,994
                                                                                        ==================

LIABILITIES
                                                                                                   amount

Payable for Fund Shares Redeemed                                                                   27,833
Accrued Expenses                                                                                    6,250
                                                                                        ------------------

Total Liabilities                                                                                  34,083
                                                                                        ==================

NET ASSETS
                                                                                                   amount

 Net Assets                                                                                   $ 4,838,911

SOURCES OF NET ASSETS
                                                                                                 amount

 At December 31, 2002, Net Assets Consisted of:
                                                                                                 $
   Paid-in Capital                                                                            $ 5,726,722
   Accumulated Net Realized Loss                                                                  (14,858)
   Net Unrealized Depreciation in Value of Investments                                           (872,953)
                                                                                           ----------------
 Net Assets                                                                                   $ 4,838,911

 Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)                  452,383
 Net Asset Value, Offering and Redemption Price Per Share
        ($4,838,911 / 452,383 Shares)                                                         $    10.70

STATEMENT OF OPERATIONS
For the year ended December 31, 2002
                                     Timothy Plan Small-Cap Variable Series

INVESTMENT INCOME
                                                                                                    amount

 nterest                                                                                            $ 8,296
Dividends                                                                                            52,265
                                                                                           -----------------

Total Investment Income                                                                              60,561
                                                                                           -----------------

EXPENSES
                                                                                                   amount

Investment Advisory Fees [Note 3]                                                                    55,555
Transfer Agent Fees                                                                                  11,881
Administration Fees                                                                                     124
Accounting Fees                                                                                      11,626
Custodian Fees                                                                                        2,276
Pricing Fees                                                                                          3,074
Registration Fees                                                                                        73
Report Printing Fees                                                                                    666
Auditing Fees                                                                                         1,329
Insurance Expense                                                                                       759
Participation Fees                                                                                   11,114
Legal Expense                                                                                         1,604
Miscellaneous Expense                                                                                 1,040
                                                                                           -----------------

Total Expenses                                                                                      101,121

Expenses Waived by Advisor [Note 3]                                                                 (34,673)
                                                                                           -----------------

Total Net Expenses                                                                                   66,448
                                                                                           -----------------

Net Investment (Loss)                                                                                (5,887)
                                                                                           -----------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                                                     amount

Net Realized Gain on Investments                                                                     63,638
Change in Unrealized Appreciation (Depreciation) of Investments                                  (1,186,240)
                                                                                           -----------------
Net Realized and Unrealized (Loss) on Investments                                                (1,122,602)
                                                                                           -----------------

 (Decrease) in Net Assets Resulting from Operations                                            $ (1,128,489)
                                                                                           =================

STATEMENT OF CHANGES IN NET ASSETS

                                     Timothy Plan Small-Cap Variable Series

INCREASE (DECREASE) IN NET ASSETS

                                                                                  year ended        year ended
                                                                                   12/31/02         12/31/01

 Operations:
Net Investment (Loss)                                                             $ (5,887)           $ (5,957)
Net Realized Gain on Investments                                                    63,638             167,770
Net Change in Unrealized Appreciation (Depreciation) of Investments             (1,186,240)            336,860
                                                                                --------------    -------------
Increase (Decrease) in Net Assets (resulting from operations)                   (1,128,489)            498,673
                                                                                --------------    -------------

Distributions to Shareholders:
Return of Capital                                                                  (35,110)                  -
Net Realized Gains                                                                  (2,099)           (238,059)
                                                                                -------------     -------------
Total Distributions to Shareholders                                                (37,209)           (238,059)
                                                                                -------------     -------------

Capital Share Transactions:
Proceeds from Shares Sold                                                        2,288,278           1,934,183
Dividends Reinvested                                                                37,209             238,059
Cost of Shares Redeemed                                                         (1,435,018)           (644,261)
                                                                                ------------      --------------
Increase (Decrease) in Net Assets (resulting from capital share transactions)      890,469           1,527,981
                                                                                ------------      --------------

Total Increase (Decrease) in Net Assets                                           (275,229)          1,788,595

Net Assets:
Beginning of Year                                                                5,114,140           3,325,545
                                                                                ------------       ------------

End of Year                                                                    $ 4,838,911         $ 5,114,140
                                                                                ============      =============

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold                                                                        178,384             153,573
Shares Reinvested                                                                    3,482              18,495
Shares Redeemed                                                                   (121,453)            (50,727)
                                                                                ------------      -------------
Net Increase in Number of Shares Outstanding                                        60,413             121,341
                                                                                ============      =============

FINANCIAL HIGHLIGHTS

     The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

Timothy Plan Small-Cap Variable Series

                                                           year            year          year           year        period
                                                           ended           ended         ended          ended       ended
                                                         12/31/02       12/31/01      12/31/00       12/31/99    12/31/98 (a)

Per Share Operating Performance:
Net Asset Value, Beginning of Period                       $ 13.05      $ 12.29       $ 12.37         $ 10.38      $ 10.00

Income from Investment Operations:
   Net Investment Income (Loss)                              (0.01)       (0.02)         0.07           (0.06)        0.08
   Net Realized and Unrealized Gain (Loss) on                (2.26)        1.42          0.94            2.07         0.30
   Investments
                                                        -------------  -------------  ------------  ----------    ----------
   Total from Investment Operations                          (2.27)        1.40          1.01            2.01         0.38

Less Distributions:
   Dividends from Net Investment Income                          -            -         (0.08)          (0.02)           -
   Dividends from Realized Gains                                 -        (0.64)        (1.01)              -            -
   Return of Capital                                         (0.08)           -             -               -            -
                                                        -------------  --------------  -----------  ------------  -----------
   Total Distributions                                       (0.08)       (0.64)        (1.09)          (0.02)           -

Net Asset Value at End of Period                           $ 10.70      $ 13.05       $ 12.29         $ 12.37      $ 10.38
                                                        ===========    ===========    ===========   ============  ===========

Total Return (B)                                            (17.38)%     11.48%         8.16%          19.38%        3.80%

Ratios/Supplimental Data:
Net Assets, End of Period (in 000s)                         $ 4,839      $ 5,114       $ 3,326         $ 1,137        $ 301

Ratio of Expenses to Average Net Assets:
   Before Reimbursement and Waiver of                         1.82%        2.00%         1.83%           2.60%        2.88% (c)
   Expenses by Advisor
   After Reimbursement and Waiver of                          1.20%        1.20%         1.20%           1.18%        1.20% (c)
   Expenses by Advisor

Ratio of Net Investment Income (Loss) to
Average Net Assets:
   Before Reimbursement and Waiver of                        (0.73)%      (0.94)%        0.11%           (1.47)%      0.98% (c)
   Expenses by Advisor
   After Reimbursement and Waiver of                         (0.11)%      (0.14)%        0.74%           (0.05)%      2.66% (c)
   Expenses by Advisor

Portfolio Turnover                                           69.14%       67.40%        85.82%           65.60%       3.00%

(a) For the Period May 22, 1998 (Commencement of Operations) to December 31,1998. (b) For Periods of Less Than One Full Year, Total Returns Are Not Annualized.
(c) Annualized.

NOTES TO FINANCIAL STATEMENTS
Timothy Plan Small-Cap Variable Series
December 31, 2002


     Note 1 - Significant Accounting Policies The Timothy Plan Small-Cap Variable Series (the "Fund") was organized as a diversified series of The Timothy Plan (the "Trust"). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 14, 1993 (the "Trust Agreement"). The Fund's primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in common stocks and American Depositary Receipts (ADRs) while abiding by ethical standards established for investments by the Fund. The Fund is one of one series of funds currently authorized by the Board of Trustees. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     F. Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

     G. Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

     H. Net Asset Value Per Share. Net asset per share of the capital stock of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

     I. Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     J. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Note 2 - Purchases and Sales of Securities Purchases and sales of securities, other than short-term investments, aggregated $3,333,913 and $2,990,412 respectively, for the year ended December 31, 2002.

     Note 3 - Investment Management Fee and Other Transactions with Affiliates Timothy Partners, LTD., ("TPL") is the investment Advisor for the Fund pursuant to an Amended and Restated Investment Advisory Agreement (the "Agreement") effective June 11, 2001. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund.

NOTES TO FINANCIAL STATEMENTS
Timothy Plan Small-Cap Variable Series
December 31, 2002


     Note 3 - Investment Management Fee and Other Transactions with Affiliates - continued The Advisor has voluntarily agreed to reduce fees payable to it by the Fund and reimburse other expenses to the extent necessary to limit the Fund's aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 1.20% of average daily net assets through December 31, 2002. As a result, the Advisor has waived a portion of their fee and reimbursed the Fund for expenses in excess of the limit in the amount of $34,673 for the year ended December 31, 2002. There is no guarantee that the Advisor will waive fees and/or reimburse expenses in the future.

     Note 4 - Unrealized Appreciation (Depreciation) At December 31, 2002, the cost for federal income tax purposes is $5,739,694. At December 31, 2002 the composition of gross unrealized appreciation (depreciation) of investment securities for tax purposes is as follows:


                             Appreciation    Depreciation     Net Appreciation
The Timothy Plan Small-Cap    $131,910        ($1,004,863)        ($872,953)
  Variable Series


          Note 5 - Distributions to Shareholders The tax character of distributions paid during 2002 and 2001 were as follows:


                                               Small-Cap
                                             Variable Fund
                                         --------------------
2002
Ordinary Income                                      $ 2,099
Long-term Capital Gains                                    -
Return of Capital                                     35,110
                                          -------------------
                                          -------------------
                                                    $ 37,209
                                          ===================
2001
Ordinary Income                                    $ 105,047
Long-term Capital Gains                              133,012
                                          -------------------
                                          -------------------
                                                   $ 238,059
                                          ===================

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income                            $ -
Undistributed Long-term Captial Gains                      -
Unrealized (Depreciation)                           (887,811)
                                          -------------------
                                                  $ (887,811)
                                          ===================

          The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on post-October losses.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



         To the Shareholders and Board of Trustees
         The Timothy Plan Small-Cap Variable Series
         Winter Park, Florida

               We have audited the accompanying statement of assets and liabilities of The Timothy Plan Small-Cap Variable Series, a series of shares of The Timothy Plan, including the portfolio of investments, as of December 31, 2002, the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years then ended and the financial highlights for each of the four years in the period then ended and the period May 22, 1998 to December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

               We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Timothy Plan Small-Cap Variable Series as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the four years in the period then ended and the period May 22, 1998 to December 31, 1998, in conformity with accounting principles generally accepted in the United States of America.




                                                     TAIT, WELLER & BAKER

         Philadelphia, Pennsylvania
         February 7, 2003

               Item 2. Code of Ethics. Not applicable to Annual Reports for the period ended December 31, 2002.

               Item 3. Audit Committee Financial Expert. Not applicable to Annual Reports for the period ended December 31, 2002.

               Items 4-8. Reserved

               Item 9. Controls and Procedures. Not applicable to Annual Reports for the period ended December 31, 2002.

               Item 10. Exhibits. Certifications required by Item 10(b) of Form N-CSR are filed herewith.


               SIGNATURES Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      .........Timothy Plan

By (Signature and Title)
*        /s/ Arthur Ally
         [Arthur Ally, President]

Date              3/3/03...

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
*        /s/  Arthur Ally
         [Arthur Ally, President]

Date     3/3/03   .........

By (Signature and Title)
*        /s/  Arthur Ally
         [Arthur Ally, Chief Financial Officer]

Date     3/3/03   .........